As filed with the Securities and Exchange Commission on October 2, 2012

Securities Act File No. _____________

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        ☒

Pre-Effective Amendment No.

Post-Effective Amendment No.

(Check appropriate box or boxes)

PRAXIS MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

1110 N. Main Street

Goshen, Indiana 46528

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (800) 977-2947

Anthony Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

COPIES TO:

Benjamin Doherty, Esq.

JPMorgan Chase Bank, N.A.

70 Fargo Street, Suite 3 East

Boston, Massachusetts 02210

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of beneficial interest of Praxis Growth Index Fund, with par value of $0.01 per share. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on November 1, 2012, pursuant to Rule 488.

QUESTIONS & ANSWERS

We recommend that you read the Proxy Statement/Prospectus. The following questions and answers provide an overview of key features of the Reorganization and of the information contained in this Proxy Statement/Prospectus.

Q.	Why did I receive this Proxy Statement/Prospectus?

A.	This Proxy Statement/Prospectus provides you with information about the reorganization (“Reorganization”) between Praxis Core Stock Fund (the “Acquired Fund”), a series of Praxis Mutual Funds (the “Trust”), and Praxis Growth Index Fund (the “Acquiring Fund”), also a series of the Trust.

On September 28, 2012, the Board of Trustees of the Trust approved the Reorganization of the Acquired Fund into the Acquiring Fund. The Reorganization will require shareholder approval.

Q.	What will happen to my existing shares?

A.	Immediately after the Reorganization, you will own shares of the Acquiring Fund that are equal in value to the shares of the Acquired Fund that you held immediately prior to the closing of the Reorganization (although the number of shares and the net asset value per share may be different). You will receive the same class of shares in the Acquiring Fund that you held in the Acquired Fund.

Q.	How do the fees and expenses compare?

A.	The Acquired Fund has an investment advisory fee of 0.74%, while the Acquiring Fund has a lower investment advisory fee of 0.30%. Class A shares of each Fund are subject to the same 12b-1 fees and front-end sales charges. Class I shares of each Fund neither impose a 12b-1 fee nor a front-end sales charge.

In addition, the Everence Capital Management, Inc. (“Adviser”) has entered into a contractual expense limitation agreement with respect to the Praxis Growth Index Fund Class A shares until November 1, 2013. The Adviser has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors for providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) for the Acquiring Fund to 1.04% of the Fund’s average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding, AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors for providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 1.04 percent, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense. The Acquired Fund does not have such an expense limitation agreement in place with the Adviser. The section titled “Comparative Fee Tables and Expenses Examples” of the Proxy Statement/Prospectus compares the fees and expenses of the Funds in detail.

Q.	How do the investment objectives and principal investment strategies of the Acquired Fund and the Acquiring Fund compare?

A.	Each Fund has similar investment objectives and principal investment strategies, although the Acquired Fund is actively managed and the Acquiring Fund is managed to track an index. The sections of the Proxy Statement/Prospectus titled “Comparison of Investment Objectives and Principal Investment Strategies” and “Additional Information about Investment Strategies of Acquired Fund and Acquiring Fund” describe the investment goals and principal investment strategies of the Funds.

Q.	Will I have to pay federal income taxes as a result of the Reorganization?

A.	Shareholders are not expected to recognize gain or loss for federal income tax purposes on the Acquiring Fund shares received in the Reorganization. The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. The section of the Proxy Statement/Prospectus titled “Federal Income Tax Consequences” provides additional information regarding the federal income tax consequences of the Reorganization.

Q.	Who will manage the Acquiring Fund after the Reorganization?

A.	The Adviser will continue to serve as the investment adviser to the Acquiring Fund. The same portfolio management team who currently manages the Acquiring Fund will continue to manage the Acquiring Fund after the Reorganization. For more information on Everence Capital Management please see the section of the Proxy Statement/Prospectus titled “Fund Management.”

Q.	Will I have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A.	No, you will not pay any sales load, commission or other similar fee in connection with the Reorganization.

Q.	Who will pay for the Reorganization?

A.	The Reorganization related costs will be borne by the Acquired Fund and allocated on a relative net asset value basis to each share class. Management estimates the costs of the merger to be $92,500.

Q.	What if I redeem my shares before the Reorganization takes place?

A.	If you choose to redeem your shares before the Reorganization takes place, then the redemption will be treated as a normal sale of shares and, generally, will be a taxable transaction and may be subject to any applicable deferred sales charge.

Q.	Why is shareholder action necessary?

A.	The Trust’s Declaration of Trust provides that this type of transaction requires approval by a majority vote of Acquired Fund shareholders.

Q.	When will the Reorganization occur?

A.	Assuming the proposal is approved by shareholders, the Reorganization is expected to occur on or about December 14, 2012.

Q.	Who should I contact for more information?

A.	You can contact shareholder services at (800) 977-2947.

Praxis Mutual Funds

on behalf of

Praxis Core Stock Fund

1110 N. Main Street, Goshen, Indiana, 46528

(800) 977-2947

November 1, 2012

Dear Shareholder:

I am writing to ask for your vote on an important matter regarding your investment in the Praxis Core Stock Fund.

Your Board of Trustees has called a Special Meeting of Shareholders (the “Meeting”) of the Praxis Core Stock Fund, a series of Praxis Mutual Funds (the “Trust”) which is scheduled for 9:00 a.m. Eastern time, on December 12, 2012 at the offices of the Trust’s Administrator, J.P. Morgan Chase Bank, N.A., 70 Fargo Street, Boston, Massachusetts 02210. If you were a shareholder of record in the Core Stock Fund as of the close of business on October 26, 2012, you have the opportunity to vote at the shareholder meeting.

Acquired Fund	Acquiring Fund
Praxis Core Stock Fund	Praxis Growth Index Fund

After careful consideration, the Trust’s Board of Trustees unanimously recommends that the Core Stock Fund (i.e., the Acquired Fund) combine with the Growth Index Fund (i.e., the Acquiring Fund), a series of the Trust, in a tax-free reorganization (the “Reorganization”). No sales charges or redemption fees will be imposed in connection with the Reorganization.

You are being asked to vote to approve an Agreement and Reorganization Agreement, which provides for the Reorganization. If approved by shareholders, you will become a shareholder of the Growth Index Fund on the date that the Reorganization occurs. More information about the Growth Index Fund and the proposed Reorganization is contained in the enclosed Proxy Statement/Prospectus. Among other things, it describes the proposed transaction and compares the strategies and expenses of Growth Index Fund with those of the Core Stock Fund for your evaluation.

Please read the enclosed materials carefully and vote your shares promptly. Your vote is extremely important, no matter how large or small your holdings may be, and even if you no longer own your shares. You can cast your vote on the Internet, by telephone, or by completing and returning the proxy card enclosed in this package. If we do not hear from you after a reasonable amount of time, you may receive a call from our proxy solicitor, AST Fund Solutions, reminding you to vote. If you have any questions before you vote, please contact the Trust toll-free at 1-800-977-2947. We will get you the answers that you need promptly.

Shareholders are invited to attend the Special Meeting in person. Any shareholder who does not expect to attend the Special Meeting in person is urged to vote using the Internet, telephone, or by indicating voting instructions on the enclosed proxy card and mailing the card postage free as described below. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be.

Instructions to vote by Executing Proxy Card:

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.
2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.
3.	All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card.

In addition to voting by mail you may also vote either by telephone or via the Internet as follows:

Instructions to vote by Telephone:		Instructions to vote by Internet:
1.	Read the Proxy Statement/Prospectus and have your proxy card at hand.	1.	Read the Proxy Statement/Prospectus and have your proxy card at hand.
2.	Call the 1-800 number that appears on your proxy card.	2.	Go to the website address printed on your proxy card.
3.	Provide the control number set forth on the proxy card.	3.	Enter the control number set forth on the proxy card and follow the simple instructions.

We encourage you to vote by telephone or via the Internet by using the control number that appears on your enclosed proxy card. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation.

Thank you for your participation in this important initiative.

David Gautsche

President

Praxis Mutual Funds

Praxis Mutual Funds

on behalf of

Praxis Core Stock Fund

1110 N. Main Street, Goshen, Indiana, 46528

(800) 977-2947

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be Held on December 12, 2012

NOTICE IS HEREBY GIVEN to shareholders of Praxis Core Stock Fund (the “Acquired Fund”) that a special meeting of shareholders (the “Meeting”) of the Acquired Fund, an open-end series of Praxis Mutual Funds, is scheduled for 9:00 a.m. Eastern time, on December 12, 2012, at the offices of the Trust’s Administrator, J.P. Morgan Chase Bank, N.A., 70 Fargo Street, Boston, Massachusetts 02210, for the following purposes:

1.	To approve an Agreement and Plan of Reorganization by Praxis Mutual Funds (the “Reorganization Agreement”), which provides for: (i) the transfer of all of the assets, subject to all of the liabilities, of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund, (ii) the distribution to shareholders of the Acquired Fund of those shares of the Acquiring Fund, and (iii) the liquidation and termination of the Acquired Fund.

2.	To transact such other business, if any, as may properly come before the Meeting and any adjournments or postponements thereof.

In addition to voting by mail, you may also vote either by telephone or via the Internet as follows:

Instructions to vote by Telephone:		Instructions to vote by Internet:

1.	Read the Proxy Statement/Prospectus and have your proxy card at hand.	1.	Read the Proxy Statement/Prospectus and have your proxy card at hand.
2.	Call the 1-800 number that appears on your proxy card.	2.	Go to the website address printed on your proxy card.
3.	Provide the control number set forth on the proxy card.	3.	Enter the control number set forth on the proxy card and follow the simple instructions.

We encourage you to vote by telephone or via the Internet by using the control number that appears on your enclosed proxy card. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation. Whichever method you choose, please read the enclosed Proxy Statement/Prospectus carefully before you vote.

By Order of the Board of Trustees of Praxis Mutual Funds,

Charles J. Daly

Secretary

Praxis Mutual Funds

November 1, 2012

i

COMBINED PROXY STATEMENT/PROSPECTUS

DATED NOVEMBER 1, 2012

Praxis Mutual Funds

Proxy Statement for Praxis Core Stock Fund (“Acquired Fund”)

Prospectus for Praxis Growth Index Fund (“Acquiring Fund”)

1110 N. Main Street, Goshen, IN, 46528

Telephone: (800) 977-2947

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) solicits proxies to be voted at a special meeting of shareholders (the “Meeting”) of the Acquired Fund, an open-end series of Praxis Mutual Funds (the “Trust”).

The purpose of the Meeting is to vote on a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) providing for the reorganization of the Acquired Fund into the Acquiring Fund, as described more fully below in this Proxy Statement/Prospectus (the “Reorganization”).

The Meeting will be held at the offices of the Administrator at J.P. Morgan Chase Bank, N.A., 70 Fargo Street, Boston, Massachusetts 02210 on December 12, 2012 at 9:00 a.m. Eastern time. The Board of Trustees of the Trust (“Board of Trustees”), on behalf of the Acquired Fund, is soliciting this proxy. This Proxy Statement/Prospectus will first be sent to shareholders on or about November 12, 2012.

If shareholders of the Acquired Fund approve the proposal and you are a shareholder of the Acquired Fund at the time of the Reorganization, which is expected to occur around December 14, 2012, you will receive Acquiring Fund shares having an aggregate net asset value (“NAV”) equivalent to the aggregate NAV of your investment in the Acquired Fund as of the time of the reorganization. The Acquired Fund will then be liquidated and dissolved.

This Proxy Statement/Prospectus sets forth concisely information about the proposed Reorganization and the Acquiring Fund that you should know before voting on the proposal or investing in the Acquiring Fund. You, the shareholder, should retain this Proxy Statement/Prospectus for future reference in this regard. Additional information about the Acquiring Fund, the Acquired Fund and this proposed Reorganization has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and can be found in the following documents:

-	The Prospectus of the Praxis Mutual Funds, dated April 30, 2012 (“Trust Prospectus”) (File No. 811-08056);
-	A Statement of Additional Information of the Praxis Mutual Funds (“Trust SAI”) dated April 30, 2012 (File No. 811-08056);
-	A Statement of Additional Information dated November 1, 2012 relating to this Prospectus/Proxy Statement (“SAI”).

The SAI, the Trust Prospectus and the Trust SAI are “incorporated by reference” into this Proxy Statement/Prospectus, which means they are considered a legal part of this document. You may request a free copy of the SAI, the Trust Prospectus, the Trust SAI or the annual or semi-annual reports without charge on the Trust’s website at www.praxismutualfunds.com or by calling (800) 977-2947 or by writing to the Trust at the above address.

ii

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

iii

iv

SUMMARY OF THE PROPOSAL

Proposed Reorganization

After carefully considering the Reorganization proposal, the Board of Trustees, including the Independent Trustees, unanimously approved the Reorganization Agreement on September 28, 2012, subject to shareholder approval. Shareholders of the Acquired Fund are now being asked to approve the Reorganization Agreement.

Subject to the approval of the shareholders of the Acquired Fund, the Reorganization Agreement provides for (i) the transfer of all of the assets, subject to all of the liabilities, of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund, (ii) the distribution to shareholders of the Acquired Fund of those shares of the Acquiring Fund, and (iii) the liquidation and termination of the Acquired Fund.

Approval of the Reorganization Agreement will require the affirmative vote of a majority (that is, more than 50%) of the outstanding shares of the Acquired Fund. Shareholders of the Acquired Fund are entitled to one vote for each dollar of net asset value represented by such shareholders’ shares as of the Record Date (as defined below) and a proportionate fractional vote with respect to the remainder of the net asset value of such shares, if any. Shares of all classes will vote together as a single class for the proposal.

The Reorganization is scheduled to be effective after the close of business on December 14, 2012, or on another date as the parties may agree (“Closing Date”). If the Reorganization is approved, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund. Each holder of a class of shares of the Acquired Fund will receive, following the transfer, on a tax-free basis for federal income tax purposes, a number of full and fractional shares of the corresponding class of shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Acquired Fund shares as of the close of business on the Closing Date.

For the reasons discussed below, the Board, including a majority of the Independent Trustees (as defined below), has concluded that the Reorganization would be in the best interests of the shareholders of the Acquired Fund and Acquiring Fund, and that the interests of shareholders of the Acquired Fund and Acquiring Fund would not be diluted as a result of the Reorganization and, therefore, have submitted the Reorganization Agreement for approval to the shareholders of the Acquired Fund.

The Board of Trustees recommends that shareholders of the Acquired Fund vote “FOR” the proposed Reorganization Agreement.

1

Comparison of Investment Objectives and Principal Investment Strategies

	Acquired Fund	Acquiring Fund
Investment Objective	The Acquired Fund seeks capital appreciation. To a lesser extent, the Acquired Fund seeks current income.	The Acquiring Fund seeks capital appreciation.

Principal Investment Strategies	The Acquired Fund invests primarily in equity securities (typically common stocks) of large capitalization companies (those companies whose total market value is more than $10 billion at the time of purchase) which provide products and services that are consistent with the Praxis stewardship investing core values. The Acquired Fund invests, under normal circumstances, at least 80 percent of its net assets (plus the amount of any borrowings for investment purposes) in stocks. The Acquired Fund has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, and to invest in securities other than common stock, such as preferred stock, convertible bonds, and other forms of equity securities. Historically, the Acquired Fund has invested a significant portion of its assets in financial services companies.	The Acquiring Fund invests primarily in U.S. equity securities and seeks to reflect the performance of the U.S. large capitalization growth equities market, as measured by the Standard & Poor’s 500 Growth Index. Under normal circumstances, the Acquiring Fund invests 80 percent of the value of its assets in securities of, and investments related to, issuers in the Acquiring Fund’s benchmark index. Companies that are determined not to meet the Stewardship Investing screens will be excluded. In addition, the Adviser uses optimization techniques to select securities according to their contribution to the Fund’s overall objective and to seek to replicate the characteristics of the index.

The Acquired Fund’s Sub-Adviser conducts extensive research to identify well-managed companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The Sub-Adviser emphasizes individual stock selection and believes that the ability to evaluate management is critical, routinely visiting managers at their places of business in order to gain insight into the relative value of different businesses. The Sub-Adviser selects securities of durable, well-managed businesses that can be purchased at value prices and held for the long term. The Sub-Adviser considers selling a security if the issuing company no longer exhibits the characteristics that: (i) foster sustainable long-term expansion of earnings; (ii) manage risk; and (iii) enhance the potential for superior long-term returns.

	The Acquired Fund engages in Stewardship Investing.	The Acquiring Fund engages in Stewardship Investing.

Stewardship Investing. As part of the overarching Praxis Mutual Funds investment strategy, both the Acquired Fund and Acquiring Fund employ the Praxis Stewardship Investment principles when analyzing potential investments for their ability to reflect certain core social values including:

•	Respecting the dignity and value of all people;

•	Building a world at peace and free from violence;

•	Demonstrating a concern for justice in a global society;

•	Exhibiting responsible management practices;

•	Supporting and involving communities;

•	Practicing environmental stewardship.

Additional information about each Fund’s investment strategies and investment restrictions is provided in Appendix I.

Comparison of Distribution Arrangements, Purchase and Redemption Procedures and Exchange Privileges

The distribution arrangements, available classes, and attributes of each class are the same for both Funds. The purchase and redemption procedures are the same for both Funds. The exchange privileges and related procedures are the same for both Funds. Additional information about distribution arrangements and how to purchase, redeem and exchange shares of the Acquiring Fund is provided in Appendix III.

2

Comparative Fee Tables and Expenses Examples

The following tables allow a shareholder to compare the sales charges, management fees and expense ratios of the Acquired Fund with those of the Acquiring Fund. You will not have to pay any sales charge on any shares of the Acquiring Fund received in the Reorganization. Annual fund operating expenses are paid by a Fund and include management fees, administrative costs and distribution and shareholder servicing fees, as well as pricing and custody services.

The Shareholder Fees table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the Appendix III section titled “Sales Charge Reductions” on page 46.

The annual fund operating expenses shown in the table below represent audited expenses from the fiscal year ended December 31, 2011 for both the Acquired Fund and Acquiring Fund.

	Core Stock Fund		Growth Index Fund		Growth Index after Transaction (pro forma combined)
	Class A	Class I	Class A	Class I	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	None	5.25%	None	5.25%	None
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

3

	Core Stock Fund		Growth Index Fund			Growth Index after Transaction (pro forma combined)*
	Class A	Class I	Class A		Class I	Class A		Class I
Annual Fund Operating Expenses (expenses that you must pay each year as a percentage of the value of your investment)
Management fees	0.74%	0.74%	0.30%		0.30%	0.30%		0.30%
Distribution and Service (12b-1) fees	0.25%	None	0.25%		None	0.25%		None
Other Expenses[1]	0.62%	0.17%	1.46%		0.20%	0.58%		0.19%
Total Annual Fund Operating Expenses	1.61%	0.91%	2.01%		0.50%	1.13%		0.49%
Fee Waiver and/or Expense Reimbursement	None	None	(0.91)%		None	(0.03)%		None
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.61%	0.91%	1.10	%2	0.50%	1.10	%2	0.49%

1 Includes indirect expenses of securities of other mutual funds held by the Core Stock Fund and the Growth Index Fund, if any.

2 The Adviser has entered into a contractual expense limitation agreement with respect to the Growth Index Fund Class A until November 1, 2013. Pursuant to this agreement the, Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) of the Fund to 1.04 percent of the Fund's average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 1.04 percent, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

* Expenses have been estimated for the Growth Index Fund after the transaction and include management's estimate of assets and shareholder accounts retained post-Reorganization.

Expenses Examples. The examples provided below are intended to help you compare the cost of investing in shares of the Acquired Fund with the cost of investing in the Acquiring Fund, and allows you to compare these costs with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses a shareholder would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment;
•	5% annual return; and
•	no changes in the Fund’s operating expenses.

4

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Core Stock Fund
Class A	$680	$1,006	$1,355	$2,336
Class I	$93	$290	$504	$1,120
Growth Index Fund
Class A	$631	$1,039	$1,471	$2,671
Class I	$51	$160	$280	$628
Growth Index Fund after Transaction (pro forma combined)
Class A	$631	$862	$1,112	$1,825
Class I	$50	$157	$274	$616

Comparison of Portfolio Turnover

The Acquired Fund and the Acquiring Fund each pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transactions costs and may result in larger Fund distributions of net realized capital gains, and therefore, higher taxes for shareholders whose Fund shares are held in taxable accounts. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Expense Examples provided above, affect each Fund’s performance. The Acquired Fund’s portfolio turnover rate during its most recent fiscal year was 14.83 percent of the average value of its portfolio. The Acquiring Fund’s portfolio turnover rate during its most recent fiscal year was 21.18 percent of the average value of its portfolio.

COMPARISON OF PRINCIPAL RISK FACTORS

Both Funds. Both the Acquired Fund and Acquiring Fund are subject to market risk, which means that the value of each Fund’s shares will fluctuate based on market conditions and shareholders could lose money. The value of each Fund’s shares could decline significantly and unexpectedly, based on many factors, including national and international political or economic conditions and general market conditions. Events in the financial markets and in the economy may cause uncertainty and volatility, and may adversely affect performance. Events in one market may impact other markets. Future events may impact a Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Both funds are also subject to company risk, which is the risk that a Fund’s investments in common stock can vary with the success or failure of the company issuing the stock. Both Funds are also subject to screening risk, which is the risk that the application of social screens to the available universes from which a Fund’s portfolio managers select securities may impact the performance of the Fund relative to unscreened funds following similar investment mandates.

Acquired Fund. Because the Acquired Fund may invest a significant portion of its assets in financial services companies, the Acquired Fund is also subject to financial services risk, which means the Acquired Fund’s value will react to events affecting that sector and the Acquired Fund’s returns may be more volatile than other funds.

Acquiring Fund. Because the Acquiring Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, there will be a greater risk of loss than if the Fund had a lower weighting to those securities. In addition, the Acquiring Fund does not hold all securities in the index and the performance of the Acquiring Fund may vary substantially from the performance of the index due to imperfect correlation between the Fund’s holdings and the index. This is also known as tracking error. The Acquiring Fund is also subject to investment style risk, which is the possibility that returns from large capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better – or worse – than the stock market in general. In the past, these cycles have occasionally persisted for multiple years.

5

Additional information about risks to which the Acquired Fund and Acquiring Fund are subject is provided in Appendix I in the section titled “Additional Information about Risk Factors.”

COMPARISON OF FUND PERFORMANCE

The following tables compare the average annual total returns table (before taxes) for the 1-, 5-, 10-, and since inception periods ended December 31, 2011 for the Praxis Core Stock Fund (Acquired Fund) and the 1- and since inception period ended December 31, 2011 for the Praxis Growth Index Fund (Acquiring Fund), as compared with the performance of each Fund’s benchmark index over the periods. They also provide more recent average annual total returns (before taxes) for periods ended June 30, 2012. Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waiver and/or reimbursements had not had been in effect, performance would have been lower.

The performance for the benchmark index shown below does not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Funds’ performance. The benchmark index is unmanaged and, unlike the Acquired Fund and Acquiring Fund, is not affected by cash flows. It is not possible to invest directly in an index.

Please note that a Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Performance as of June 30, 2012	PRAXIS CORE STOCK FUND				PRAXIS GROWTH INDEX FUND
	(Acquired Fund)				(Acquiring Fund)
	1 Year	5 Years	10 Years	Since Inception (May 1, 2006)	1 Year	5 Years	Since Inception (May 1, 2007)
CLASS A (With Load)
Return Before Taxes	(4.84)%	(4.94)%	0.83%	—	2.76%	1.01%	1.31%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	5.45%	0.22%	5.33%	—	—	—	—
S&P 500 Growth Index (reflects no deduction for fees, expenses or taxes)	—	—	—	—	7.78%	3.04%	3.32%
MSCI US Prime Market Growth Index (reflects no deduction for fees, expenses or taxes)*	—	—	—	—	6.60%	3.12%	3.46%
*The Fund has changed its primary benchmark from the MSCI US Prime Market Growth Index to the Standard & Poor's 500 Growth Index

CLASS I
Return Before Taxes	1.01%	(3.40)%	—	(0.47)%	9.15%	2.52%	2.77%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	5.45%	0.22%	—	2.79%	—	—	—
S&P 500 Growth Index (reflects no deduction for fees, expenses or taxes)	—	—	—	—	7.78%	3.04%	3.32%
MSCI US Prime Market Growth Index (reflects no deduction for fees, expenses or taxes)*	—	—	—	—	6.60%	3.12%	3.46%
*The Fund has changed its primary benchmark from the MSCI US Prime Market Growth Index to the Standard & Poor's 500 Growth Index

Performance as of December 31, 2011	PRAXIS CORE STOCK FUND				PRAXIS GROWTH INDEX FUND
	(Acquired Fund)				(Acquiring Fund)
	1 Year	5 Years	10 Years	Since Inception (May 1, 2006)	1 Year	Since Inception (May 1, 2007)
CLASS A (With Load)
Return Before Taxes	(8.95)%	(5.03)%	(0.64)%	—	(4.22)%	(1.08)%
Return After Taxes on Distributions	(8.95)%	(5.14)%	(0.79)%	—	(4.24)%	(1.11)%
Return After Taxes on Distributions and Fund Shares	(5.82)%	(4.20)%	(0.53)%	—	(2.72)%	(0.92)%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25)%	2.92%	—	—	—
S&P 500 Growth Index (reflects no deduction for fees, expenses or taxes)	—	—	—	—	4.67%	1.59%
MSCI US Prime Market Growth Index (reflects no deduction for fees, expenses or taxes)*	—	—	—	—	1.96%	1.58%
*The Fund has changed its primary benchmark from the MSCI US Prime Market Growth Index to the Standard & Poor's 500 Growth Index

CLASS I
Return Before Taxes	(3.18)%	(3.51)%	—	4.51%	1.73%	0.42%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25)%	—	1.41%	—	—
S&P 500 Growth Index (reflects no deduction for fees, expenses or taxes)	—	—	—	—	4.67%	1.59%
MSCI US Prime Market Growth Index (reflects no deduction for fees, expenses or taxes)*	—	—	—	—	1.96%	1.58%
*The Fund has changed its primary benchmark from the MSCI US Prime Market Growth Index to the Standard & Poor's 500 Growth Index

6

MANAGEMENT AND OTHER SERVICE PROVIDERS

Fund Management

Investment Adviser. Everence Capital Management, Inc. (the “Adviser”) serves as the investment adviser to both the Acquired Fund and Acquiring Fund. The Adviser will continue to serve as investment adviser to the Acquiring Fund upon completion of the Reorganization.

Investment Sub-Adviser. Davis Selected Advisers, L.P. (“Davis Selected Advisers”) serves as the investment sub-adviser to the Praxis Core Stock Fund (Acquired Fund). The Acquiring Fund does not have an investment sub-adviser.

Portfolio Managers. Christopher C. Davis, Chairman, and Kenneth Charles Feinberg, Vice President, have served as co-portfolio managers of the Praxis Core Stock Fund (Acquired Fund) since January 2, 2006. Chad Horning, CFA®, Chief Investment Officer, has served as portfolio manager of the Acquiring Fund since its inception in May 2007. Mr. Horning will continue to serve the Acquiring Fund in this capacity upon completion of the Reorganization.

Service Providers Upon Completion of the Reorganization

The Funds currently have the same service providers, as set forth in the chart below.

Service Provider
Distributor	BHIL Distributors, Inc.
Administrator	J.P. Morgan Chase Bank, N.A.
Transfer Agent	J.P. Morgan Chase Bank, N.A.
Custodian	J.P. Morgan Chase Bank, N.A.

7

ADDITIONAL INFORMATION ABOUT THE PROPOSAL

The Reorganization Agreement

The following summary of the Reorganization Agreement is qualified in its entirety by reference to the form of Reorganization Agreement, attached to this Proxy Statement/Prospectus as Appendix II. The Reorganization Agreement provides that the Acquiring Fund will acquire all of the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund. Subject to the satisfaction of certain conditions, the Reorganization transaction is scheduled to occur after the close of business on the Closing Date. The net asset value per share of the Acquired Fund and the net asset value per share of the Acquiring Fund will be determined by dividing the applicable Fund’s assets, less liabilities, by the total number of its outstanding shares on a class-by-class basis. The method of valuation employed will be in accordance with the valuation procedures of the Acquiring Fund (which are identical to those of the Acquired Fund), and are described in the Trust Prospectus and Trust SAI.

The number of full and fractional shares of the Acquiring Fund you will receive in the Reorganization will be equal in aggregate net asset value to the aggregate net asset value of your shares in the Acquired Fund as of the close of business of the NYSE, usually 4:00 p.m. Eastern time, on the Closing Date, on a class-by-class basis. As promptly as practicable after the Closing Date, the Acquired Fund will liquidate and distribute pro rata to its shareholders of record as of the close of business on the Closing Date the shares of the Acquiring Fund received by the Acquired Fund in the Reorganization for each class of shares. The Acquired Fund will accomplish such liquidation and distribution by the transfer of the Acquiring Fund shares then credited to the account of the Acquired Fund onto the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund’s shareholders. The aggregate net asset value of Acquiring Fund shares to be credited to Acquired Fund shareholders will be equal to the aggregate net asset value of the shares of beneficial interest of the Acquired Fund of the corresponding class owned by Acquired Fund shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund will not issue certificates in connection with the Reorganization. After such distribution, the Acquired Fund will take all necessary steps under Delaware law, its Declaration of Trust and any other applicable law to effect a complete termination of the Acquired Fund.

The Board of Trustees has determined that participation in the Reorganization is in the best interests of each Fund and that the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization.

The Acquired Fund will bear the costs incurred by the Acquired Fund relating to the Reorganization.

The Reorganization Agreement may be terminated and the Reorganization may be abandoned at any time prior to the consummation of the Reorganization, before or after approval by the shareholders of the Acquired Fund, if circumstances should develop that, in the Board of Trustees’ opinion, make proceeding with the Reorganization inadvisable. The Reorganization Agreement provides that the Funds may waive compliance with any of the covenants or conditions made therein for the benefit of either Fund, other than the requirements that: (i) the Reorganization Agreement be approved by shareholders of the Acquired Fund; and (ii) the Acquiring Fund and the Acquired Fund receive an opinion from legal counsel that the transactions contemplated by the Reorganization Agreement will constitute a tax-free reorganization for federal income tax purposes.

Description of the Acquiring Fund’s Shares

Full and fractional shares of the Class A and Class I shares of the Acquiring Fund, as applicable, will be issued to the Acquired Fund’s shareholders in accordance with the procedures detailed in the Reorganization Agreement. The Acquiring Fund does not issue share certificates. The shares of the Acquiring Fund to be issued to Acquired Fund shareholders will be recorded on the shareholder records of the transfer agent. The shares of each class of the Acquiring Fund have the same rights as the shares of that class of the Acquired Fund. Each such share will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights.

8

Reasons for the Reorganization and Board of Trustees Considerations

As noted above, the proposed Reorganization has been approved by the Board of Trustees and the Board has recommended that shareholders vote in favor of the proposal. The proposed Reorganization was presented for consideration to the Board of Trustees and the Reorganization Agreement was approved at a special meeting on September 28, 2012. The Board of Trustees, including all of the Independent Trustees, determined that (1) the proposed Reorganization would be in the best interests of each Fund, and (2) the proposed Reorganization would not result in the dilution of the interests of either Funds’ shareholders.

In recommending that shareholders approve the Reorganization Agreement, the Board of Trustees considered a number of factors, including the following:

•	the investment objective, strategies, and policies of the Acquired Fund as compared to those of the Acquiring Fund;

•	the investment performance of the Acquiring Fund as compared with that of the Acquired Fund;

•	the effect the Reorganization is estimated to have on annual fund operating expenses, shareholder fees and expenses of the combined Acquiring Fund;

•	the direct and indirect federal income tax consequences of the Reorganization, including the availability of capital loss carryforwards;

•	any potential dilutive effects of the Reorganization; and

•	other options.

In their deliberations, each Trustee may have attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees evaluated all information available to them. The Trustees considered the interests of each Fund separately. The Trustees also took into account those interests of the Acquired Fund that were in common with those of the Acquiring Fund.

Significantly in this respect, the Board of Trustees noted information from the Adviser estimating that the total annual fund operating expenses after fee waivers and expense reimbursements for the Acquiring Fund is equal to or less than those expenses for the Acquired Fund in effect immediately prior to the Reorganization for the acquired class.

The Board of Trustees considered that the Acquired Fund was struggling to attract additional assets due to disappointing past performance, and that it was unlikely that the Acquired Fund would attract significant assets in the near term based on its past performance.

The Board of Trustees also noted favorably that the Reorganization would be structured as a federal tax-free transaction. For purposes of federal tax consequences to the Funds and their shareholders, there would be no significant adverse tax consequences for affected shareholders. Additionally, as a result of the Reorganization, the Acquired Fund and its shareholders are not expected to lose the benefit of certain tax losses that may be used to offset or defer the distribution of future gains. Based on data through September 10, 2012, the Reorganization may result in loss limitations and loss forfeitures. Since the Reorganization is not expected to close until the close of business on December 14, 2012, these potential limitations and any forfeitures may change significantly between now and the completion of the Reorganization. Further, a Fund’s ability to use a loss (even in the absence of Reorganization) depends on factors other than the loss limitations, such as future realization of capital gains or losses.

9

THE BOARD OF TRUSTEES, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF THE ACQUIRED FUND APPROVE THE REORGANIZATION AGREEMENT.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of the Reorganization, the Acquired Fund and Acquiring Fund will receive a legal opinion from Dechert LLP substantially to the effect that for federal income tax purposes:

(1) The transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of the Acquired Fund’s liabilities, followed by a distribution of those shares to the shareholders of the Acquired Fund and the termination of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code;

(2) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

(3) The basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer;

(4) The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(5) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution (whether actual or constructive) by the Acquired Fund of shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation;

(6) The shareholders of the Acquired Fund will not recognize a gain or loss upon the exchange of their shares of the Acquired Fund solely for shares of the Acquiring Fund as part of the Reorganization;

(7) The aggregate basis of the shares of the Acquiring Fund that the shareholders of the Acquired Fund receive in connection with the Reorganization will be the same as the aggregate basis of their respective shares in the Acquired Fund exchanged therefor;

(8) The holding period for the shares of the Acquiring Fund that a shareholder of the Acquired Fund receives in the Reorganization will include the period for which it held the shares of the Acquired Fund exchanged therefor, provided that on the date of the exchange it held such shares of the Acquired Fund as capital assets.

The opinion will be based on certain factual certifications made by the Acquired Fund and the Acquiring Fund and will also be based on customary assumptions. It is possible that the Internal Revenue Service (“IRS”) could disagree with counsel’s opinion. Opinions of counsel are not binding upon the IRS or the courts.

Counsel will express no view with respect to the effect of the Reorganization on any transferred assets as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

10

Prior to the closing of the Reorganization, the Acquired Fund will, and the Acquiring Fund may, declare a distribution to shareholders that together with all previous distributions will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains (after reduction by any available capital loss carryforwards), if any, through the closing of the Reorganization. These distributions will be taxable to shareholders.

The Acquiring Fund’s ability to carry forward and use pre-Reorganization capital losses of either the Acquiring Fund or the Acquired Fund may be limited. Under Section 381 of the Code, for the taxable year ending after the Closing Date of the Reorganization, only that percentage of the Acquiring Fund’s capital gain net income for such taxable year (excluding capital loss carryforwards) as corresponds to the portion of its year that remains following the Reorganization can be reduced by capital loss carryforwards (including as otherwise limited) of the Acquired Fund. In addition, the loss limitation rules of Sections 382 and 383 of the Code will apply. First, one Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) cannot be used to offset unrealized gains in another Fund that are “built in” (unrealized) at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five calendar years. Second, a portion of a Fund’s pre-acquisition losses may become unavailable to offset any gains at all. Third, any remaining pre-acquisition losses will offset capital gains realized after the Reorganization and this will reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization. Therefore, in certain circumstances, former shareholders of a Fund may pay taxes sooner, or pay more taxes, than they would have had the Reorganization not occurred.

In addition, since the shareholders of the Acquired Fund will receive shares of the Acquiring Fund, they will be allocated a proportionate share of any “built-in” (unrealized) gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund.

The realized and unrealized gains and losses of each of the Acquired Fund and the Acquiring Fund at the time of the Reorganization will determine the extent to which the combining Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization.

The impact of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each of the Acquired Fund and the Acquiring Fund at the time of the Reorganization and thus cannot be calculated precisely at this time.

In addition, absent the Reorganization, the Acquired Fund would be limited to using its capital loss carryforwards in each of the eight taxable years succeeding the loss year.

This description of the federal income tax consequences of the Reorganization does not take into account shareholders’ particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign, and other tax laws.

Capitalization

Only shareholders of record at the close of business on October 26, 2012 (the “Record Date”) will be entitled to receive notice of, and to vote at, the Meeting.

The following table shows the capitalization of the Acquiring Fund and the Acquired Fund as of June 30, 2012 and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma net asset values per share assume the issuance of shares of the Acquired Fund, which would have occurred at December 14, 2012 in connection with the proposed reorganization. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received.

11

As of 6/30/2012	Praxis Core Stock Fund Acquired Fund	Praxis Growth Index Fund Acquiring Fund	Pro Forma Adjustments	Praxis Growth Index (Pro Forma Combined)
Class A

Net Assets	$3,167,524	$3,477,155	$(34,714)	$46,609,965

Shares Outstanding	3,381,611	310,139	466,097	4,157,847

Net Asset Value Per Share	$12.77	$11.21	$—	$11.21

Class I

Net Assets	$71,857,982	$46,913,963	$(57,786)	$118,714,159

Shares Outstanding	5,565,108	4,171,766	817,132	10,554,006

Net Asset Value Per Share	$12.91	$11.25	$—	$11.25

ADDITIONAL INFORMATION ABOUT ACQUIRED FUND AND ACQUIRING FUND

Tax Information about Acquired Fund and Acquiring Fund

Both the Praxis Core Stock Fund (Acquired Fund) and Praxis Growth Index Fund (Acquiring Fund) intend to make distributions that may be taxed as either ordinary income or capital gains except when you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawals made from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Acquired Fund or Acquiring Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Form of Organization

The Acquired Fund and Acquiring Fund are both investment portfolios offered by Praxis Mutual Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust that is authorized to issue an unlimited number of shares of beneficial interest.

12

Financial Highlights

The financial highlights of the Acquiring Fund are provided in Appendix IV. The financial highlights are intended to help you understand the Acquiring Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share of each class. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Acquiring Fund (assuming reinvestment of all dividends and distributions). The information in the financial highlights tables has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements is included in the Fund’s annual report, which is incorporated by reference. All unaudited interim financial statements reflect all adjustments which are in the opinion of management, necessary to a fair statement of the results for the interim periods presented. In addition, all such adjustments are of a normal recurring nature.

VOTING INFORMATION

Proxy Voting Procedures. This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by, and on behalf of, the Board of Trustees of the Trust, to be used at the Meeting. This Proxy Statement/Prospectus, along with a Notice of the Meeting and a proxy card, is being mailed to shareholders of the Acquired Fund on or about November 12, 2012. Only shareholders of record as of the close of business on the Record Date will be entitled to notice or, and to vote at, the Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR the Reorganization Agreement and FOR any other matters deemed appropriate.

You may vote in any one of four (4) ways:

•	By mail, with the enclosed proxy card
•	In person at the Meeting
•	Via the internet
•	By telephone

To vote by Internet or Telephone

(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2) Call the 1-800 number or go to the website that appears on your proxy card.

(3) Follow the recorded instructions.

We encourage you to vote by Internet or telephone by using the control number that appears on your enclosed proxy card. Use of internet and telephone voting will reduce the time and costs associated with this proxy solicitation.

A shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised: (i) by delivering a written notice of revocation to Praxis Mutual Funds to the address on the cover of this Proxy Statement/Prospectus; (ii) by returning a duly executed proxy with a later date before the time of the Meeting; or (iii) if a shareholder has executed a proxy but is present at the Meeting and wishes to vote in person, by notifying the Secretary of the Fund (without complying with any formalities) at any time before it is voted. Being present at the Meeting alone does not revoke a previously executed and returned proxy. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Reorganization Agreement.

Solicitation of Votes. In addition to the mailing of this Proxy Statement/Prospectus, proxies may be solicited by telephone or in person by the Board of Trustees of the Praxis Core Stock Fund the officers of the Praxis Core Stock Fund, by personnel of Everence Capital Management, Inc., the Praxis Core Stock Fund’s administrator or transfer agent, and personnel of the Praxis Core Stock Fund’s distributor, or by broker-dealer firms.

13

AST Fund Solutions, a professional solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $15,000. It is expected that the solicitation will be primarily by mail. As the date of the Meeting approaches, however, certain Praxis Core Stock Fund shareholders may receive telephone calls from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Acquired Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity the Solicitor representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information provided by the person agrees with the information that the Solicitor has, then the Solicitor representative may ask for the shareholder’s instructions on the proposal(s) described within this Proxy Statement/Prospectus. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Proxy Statement/Prospectus. The solicitor will record the shareholder’s instructions on the proxy card.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy card originally circulated with this Proxy Statement/Prospectus or attend the Meeting in person.

The Acquired Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. Such broker-dealer firms, custodians, nominees, and fiduciaries may be reimbursed for their reasonable expenses incurred in connection with this proxy solicitation. Additionally, certain officers and representatives of Everence Capital Management, Inc., who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.

Quorum and Voting Requirements. With regard to the proposal, forty-percent (40%) of the shares of the Acquired Fund outstanding on the Record Date, present in person or represented by proxy, constitutes a quorum for the transaction of business with respect to the proposal. Approval of the proposal requires the affirmative vote of a majority of the shares of the Acquired Fund outstanding on the Record Date.

Effect of Abstention and Broker “Non-Votes”. For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker “non-votes” (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. Such instructions will have the same effect as that of a vote against approval of the Reorganization Agreement, because approval requires an affirming majority vote.

Control Persons and Principal Holders of Securities

As of October 26, 2012, the total number of shares of the Acquired Fund outstanding was as follows:

Acquired Fund	Number of Shares

As of October 26, 2012, the Officers and Trustees of the Funds owned less than 1% of any class of the Acquired Fund and Acquiring Fund.

As of the October 26, 2012, the following persons owned of record or beneficially 5% or more of the outstanding class of the Funds.

14

Fund	Name and Address	Class of Shares	Number of Shares	Percent of Class	Percentage Ownership of Combined Fund after the Reorganization[1]

1 On a pro forma basis assuming that the value of the shareholder’s interest in the Fund on the date of the consummation of the Reorganization is the same as October 26, 2012.

15

WHERE TO OBTAIN MORE INFORMATION ABOUT THE FUNDS

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith files reports and other information, including proxy materials, with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC in Washington, D.C., and at the SEC’s Regional Offices located at New York Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281-1022; Boston Regional Office, 33 Arch Street, 23rd Floor, Boston, Massachusetts 02110-1424; Philadelphia Regional Office, The Mellon Independence Center, 701 Market Street, Philadelphia, Pennsylvania 19106-1532; Miami Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Atlanta Regional Office, 950 East Paces Ferry, N.E., Ste 900, Atlanta Georgia 30326-1382; Chicago Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Denver Regional Office, 1801 California Street, Suite 1500, Denver Colorado 80202-2656; Fort Worth Regional Office, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, Texas 76102; Salt Lake Regional Office, 15 W. South Temple Street, Suite 1800, Salt Lake City, Utah 84101; Los Angeles Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036-3648; San Francisco Regional office, 44 Montgomery Street, Suite 2800, San Francisco, California 94104. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549. The Trust is also required to file reports under the Investment Company Act of 1940, and those reports may be inspected and copied at, or obtained at prescribed rates from, the Public Reference Branch at the foregoing address. This information can also be obtained by e-mailing the SEC at publicinfo@sec.gov or from the EDGAR Database on the SEC’s website at http://www.sec.gov.

Information about the Acquired Fund and the Acquiring Fund is included in: (i) the prospectus of Praxis Mutual Funds dated April 30, 2012; (ii) the SAI of the Praxis Mutual Funds dated April 30, 2012; (iii) the Annual Report for the Praxis Mutual Funds dated December 31, 2011; and (iv) the Semi-Annual Report for the Praxis Mutual Funds dated June 30, 2012. In addition to obtaining these documents from the SEC as described in the preceding paragraph, you can get free copies of these documents or request other information and discuss your questions about the funds, by contacting the broker that sells the Funds, or by contacting the Funds at:

Praxis Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Telephone: 1-800-977-2947

Internet: http://www.praxismutualfunds.com(1)

(1) The Funds’ site is not a part of this prospectus.

16

Attachments to the Proxy Statement/Prospectus

Appendix I	Additional Information about Investment Strategies and Risk Factors; Comparison of the Fundamental and Non-Fundamental Investment Restrictions of the Acquired Fund and Acquiring Fund

Appendix II	Form of Agreement and Reorganization Agreement and Termination

Appendix III	How to Do Business with the Acquiring Fund and Shareholder Information

Appendix IV	Financial Highlights

17

Appendix I

Additional Information about Investment Strategies of Acquired Fund and Acquiring Fund

Acquired Fund Policies and Strategies

The Acquired Fund invests, under normal circumstances, at least 80 percent of its net assets (plus the amount of any borrowings for investment purposes) in stocks and primarily in undervalued securities of large capitalization companies (those companies having greater than $10 billion in assets at the time of purchase) which, in the Adviser’s view, provide products and services that are consistent with the Praxis stewardship investing core values.

Consistent with the Acquired Fund’s investment objective, the Fund:

•	invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks;

•	may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase;

•	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Certain securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. U.S. Treasury instruments may be purchased and deposited with the custodian or respective broker/dealer only to satisfy broker/dealer collateral requirements;

•	may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts;

•	may invest in convertible securities, which are securities that are convertible into or exchangeable for common stock;

•	may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed-upon price on an agreed-upon date (usually within seven days of purchase); and

•	may invest in other investment companies.

The Acquired Fund may invest, to a limited extent, in stock index futures contracts. The Fund will not use futures contracts for speculative purposes or as leveraged investments that magnify gains or losses. Reasons for which the Fund may use stock index futures include:

•	To simulate equity-like returns for the portion of the Fund invested in CDI-Notes; and

•	To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

I-1

Acquiring Fund Policies and Strategies

The Acquiring Fund maintains a portfolio of stocks intended to parallel the investment performance of the U.S. large cap growth equities market, while incorporating stewardship investing core values. The Fund employs an index management strategy designed to track the performance of the Everence Growth Index. Under normal circumstances, the Fund will invest at least 80 percent of its net assets (plus the amount of any borrowings for investment purposes) in securities that make up the Everence Growth Index. The Fund invests primarily in equity securities and utilizes indexing techniques to approximate the performance of the Everence Growth Index.

Consistent with the Acquiring Fund’s investment objective, the Fund:

•	invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks;

•	may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase;

•	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Certain securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. U.S. Treasury instruments may be purchased and deposited with the custodian or respective broker/dealer only to satisfy broker/dealer collateral requirements;

•	may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts;

•	may invest in convertible securities, which are securities that are convertible into or exchangeable for common stock;

•	may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed-upon price on an agreed-upon date (usually within seven days of purchase); and

•	may invest in other investment companies.

The Acquiring Fund may invest, to a limited extent, in stock index futures contracts. To track its target index, the Fund attempts to remain fully invested in stocks. To help stay fully invested and to reduce transaction costs, the Fund may invest, to a limited extent, in stock index futures. The Fund will not use futures contracts for speculative purposes or as leveraged investments that magnify gains or losses. Reasons for which the Fund may use stock index futures include:

•	To simulate equity-like returns for the portion of the Fund invested in CDI-Notes; and

•	To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

The following supplements the investment objectives, policies and risk factors of the Acquired Fund and Acquiring Fund. Each of these policies will be applied to both the Acquired Fund and Acquiring Fund subject to the social responsibility criteria set forth in the Prospectus.

I-2

Bank Obligations. The Acquired Fund and Acquiring Fund may each invest in bank obligations such as bankers’ acceptances, certificates of deposit and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (“FDIC”).

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

The Acquired Fund and Acquiring Fund may purchase commercial paper consisting of issues rated at the time of purchase “A-2” or better by S&P, “Prime-2” or better by Moody’s or such issues with comparable ratings by other nationally recognized statistical rating organizations (“NRSROs”). Both Funds may also invest in commercial paper that is not rated but is determined by the Adviser under guidelines established by the Company’s Board of Trustees, to be of comparable quality.

Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Acquired Fund and Acquiring Fund may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

Variable and Floating Rate Notes. The Acquired Fund and Acquiring Fund may both acquire variable and floating rate notes, subject to each Fund’s investment objective, policies and restrictions. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Adviser under guidelines approved by the Company’s Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note were to default on its payment obligations, and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

I-3

Government Related Securities. The Acquired Fund and Acquiring Fund may both invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government (“Government Related Securities”). Certain Government Related Securities are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association (“GNMA”). Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Federal Home Loan Mortgage Corporation (“FHLMC”), Tennessee Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Foreign Investments. Both the Acquired Fund and Acquiring Fund may, subject to its investment objectives and policies, invest in certain obligations or securities of foreign issuers. Permissible investments include, but are not limited to, Eurobonds, which are U.S. dollar denominated debt securities issued by corporations located in Europe, Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States (primarily Europe), Yankee Certificates of Deposit which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits, which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits, which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including sponsored and unsponsored American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”), and securities purchased on foreign securities exchanges, may subject the Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and, therefore, many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Forward Foreign Currency Exchange Contracts. The Acquired Fund and Acquiring Fund may engage in foreign currency exchange transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (“Term”) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

The Funds will not enter into such forward contracts or maintain a net exposure in such contracts where a Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund’s securities or other assets denominated in that currency. Each Fund’s custodian bank segregates cash or liquid high grade debt securities in an amount not less than the value of the Fund’s total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign security. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the Fund’s commitments with respect to such contracts.

I-4

Foreign Currency Options. Both the Acquired Fund and Acquiring Fund may engage in foreign currency options. A foreign currency option provides a Fund, as the option buyer, with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if a Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, such Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

Options Trading. Options trading is a specialized activity that entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer’s risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a stock or bond index provides the holder with the right to make or receive a cash settlement upon the exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

A Fund’s obligation to sell a security subject to a covered call option written by it may be terminated prior to the expiration date of the option by the execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, would not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

I-5

When a Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of the deferred credit is subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Fund may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. Premiums from expired options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

As noted previously, there are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Futures Contracts. Both the Acquired Fund and Acquiring Fund operate pursuant to an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act, as amended (the “CEA”), and, therefore, are not subject to registration or regulation as a commodity pool or commodity pool operator under the CEA. As discussed in the Prospectus, the Funds may invest in futures contracts and options thereon (stock or bond index futures contracts or interest rate futures or options) to hedge or manage risks associated with a Fund’s securities investments. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to hedge or manage risks effectively.

Successful use of futures by a Fund is also subject to the Adviser’s ability to predict movements correctly in the direction of the market. There is an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which, at times, could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

I-6

Swap Agreements. The Acquired Fund and Acquiring Fund may enter into interest rate swaps, swaps on specific securities, currency swaps and other types of swap agreements such as caps, collars, floors, and credit derivatives and options thereon. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a “notional principal amount,” in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

The Funds may enter into event linked swaps, including credit default swaps. The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund’s exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield.

The Funds usually enter into interest rate swaps on a net basis. The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of designated liquid assets having an aggregate net asset value at least equal to the accrued excess. If a Fund enters into a swap on other than a net basis, the Fund will designate the full amount of the Fund’s obligations under each such swap. The Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange (the “NYSE”) or other entities determined by the Adviser to be creditworthy. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund’s rights as a creditor.

The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become increasingly liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that a Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms the Adviser believes are advantageous to such Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that a Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the Securities and Exchange Commission (the “SEC”) to be illiquid and, together with other investments in a Fund that are not readily marketable, will not exceed 15 percent of the Fund’s total assets.

I-7

The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of a Fund’s portfolio securities and depends on the Adviser’s ability to predict correctly the direction and degree of movements in interest rates. Although the Funds believe that use of the hedging and risk management techniques described above will benefit the Funds, if the Adviser’s judgment about the direction or extent of the movement in interest rates is incorrect, a Fund’s overall performance would be worse than if it had not entered into any such transactions. For example, if a Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

Asset Swaps. Both the Acquired Fund and Acquiring Fund are permitted to purchase asset swaps where the underlying issue would otherwise be eligible for purchase by the Fund. An asset swap is a structure in which a security, for example a convertible bond, which has various components, is divided into those components which are sold to different investors. With a convertible bond asset swap, the equity component of the bond is separated from the fixed income component through the use of a swap. The result of the transaction for the purchaser of the fixed income component is that it obtains exposure to the issuer which is similar to the exposure it would have received had it purchased a traditional fixed income instrument of the issuer. Counterparty risk is the primary risk of asset swaps.

When-lssued Securities. As discussed in the Prospectus, both the Acquired Fund and Acquiring Fund may purchase securities on a when-issued basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a when-issued basis, cash or liquid portfolio securities equal to the amount of the commitment will be segregated. Normally, portfolio securities will be set aside to satisfy the purchase commitment, and, in such a case, the Fund may be required subsequently to set aside additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, the Fund’s liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase when-issued securities ever exceeded 25 percent of the value of its assets.

When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Funds will engage in when-issued delivery transactions only for the purpose of acquiring portfolio securities consistent with the Funds’ investment objectives and policies, not for investment leverage.

Rights and Warrants. The Acquired Fund and Acquiring Fund may participate in rights offerings and purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights’ or warrants’ expiration. Also, the purchase of rights or warrants involves the risk that the effective price paid for the right or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Medium-Grade Debt Securities. As stated in the Prospectus for the Funds, both the Acquired Fund and Acquiring Fund may invest in debt securities within the fourth highest rating group assigned by a NRSRO or, if unrated, securities determined by the Adviser to be of comparable quality (“Medium-Grade Securities”).

As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security’s value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. Medium-Grade Securities are considered to have speculative characteristics.

I-8

Medium-Grade Securities are generally subject to greater credit risk than comparable higher-rated securities, because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of Medium-Grade Securities are generally subject to greater market risk and, therefore, react more sharply to changes in interest rates. The value and liquidity of Medium-Grade Securities may be diminished by adverse publicity and investor perceptions.

Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of the Funds to sell such securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited.

Particular types of Medium-Grade Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities may react more strongly to changes in interest rates than the prices of other Medium-Grade Securities. Some Medium-Grade Securities in which the Funds may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that the Funds may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Adviser conducts its own independent credit analysis of Medium-Grade Securities.

Restricted Securities. Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A provides a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser believes that the market for certain restricted securities such as institutional commercial paper may expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

The Adviser monitors the liquidity of restricted securities in the Funds’ portfolios under the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser may consider the following factors, although such factors may not necessarily be determinative: (1) the unregistered nature of a security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) the trading markets for the security; (5) dealer undertakings to make a market in the security; and (6) the nature of the security and the nature of the marketplace trades (including the time needed to dispose of the security, methods of soliciting offers, and mechanics of transfer).

Securities of Other Investment Companies. To the extent permitted by the 1940 Act and the SEC, both the Acquired Fund and Acquiring Fund may invest in securities issued by other funds, including those advised by the Adviser. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5 percent of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10 percent of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3 percent of the outstanding voting stock of any one investment company will be owned by either of the Funds. As a shareholder of another investment company, a Fund would generally bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose distribution or other charges in connection with the purchase or redemption of their shares and other types of charges. Such charges will be payable by the Funds and, therefore, will be borne directly by Shareholders.

I-9

Repurchase Agreements. Securities held by the Acquired Fund and Acquiring Fund may be subject to repurchase agreements. As discussed in the Prospectus, both Funds may borrow funds for temporary purposes by entering into repurchase agreements in accordance with that Fund’s investment restrictions. Under the terms of a repurchase agreement, the Fund would acquire securities from member banks of the FDIC and registered broker-dealers that the Adviser deems creditworthy under guidelines approved by the Company’s Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement would be required to maintain continually the value of collateral held pursuant to the agreement at an amount equal to 102 percent of the repurchase price marked to market daily (including accrued interest). The securities held subject to repurchase agreements may bear maturities exceeding the maximum maturity specified for a Fund, provided each repurchase agreement matures in one year or less. If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending legal action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Company believes that, under the regular procedures normally in effect for custody of a Fund’s securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Company if presented with the question. Securities subject to repurchase agreements will be held by the Custodian or another qualified custodian. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Reverse Repurchase Agreements. As discussed in the Prospectus, the Acquired Fund and Acquiring Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with that Fund’s investment restrictions. Pursuant to a reverse repurchase agreement, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as Government Related Securities or other liquid, high grade debt securities consistent with the Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

Securities Lending. In order to generate additional income, the Acquired Fund and Acquiring Fund may, from time to time, subject to its investment objective and policies, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities pursuant to agreements requiring that the loans be secured by collateral equal in value to 102 percent of the value of the securities loaned. Collateral for loans of portfolio securities must consist of: (1) cash in U.S. dollars; (2) obligations issued or guaranteed by the U.S. Treasury or by any agency or instrumentality of the U.S. Government; or (3) irrevocable, non-transferable, stand-by letters of credit issued by banks domiciled or doing business within the U.S. and meeting certain credit requirements at the time of issuance. This collateral will be valued daily by the Adviser. Should the market value of the loaned securities increase, the borrower is required to furnish additional collateral to that Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest received on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, each Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default or enter into bankruptcy, each Fund will have the contract right to retain the collateral described above. A Fund will enter into loan agreements only with broker-dealers, banks, or other institutions that the Adviser has determined are creditworthy under guidelines established by the Company’s Board of Trustees.

Community Development Investing. As set forth in the Prospectus, the Board of Trustees of the Funds has approved the investment of up to 3 percent of each Fund’s assets in community development investments, and, in connection with this, the Funds have received exemptive relief from the SEC that permits certain of these investments to be made through the purchase of variable rate notes issued by an affiliate of the Adviser, Everence Community Investments, Inc. (“ECI”). ECI is a not-for-profit corporation that was organized specifically to promote community development investing, and it seeks to fund its efforts in this area primarily through the sale to investors of interests in certain investment pools that it has established (the “ECI-Notes”).

I-10

The ECI program is operated in accordance with a statement of policy (the “ECI Statement of Policy”), which is designed to assure that each community development investment will be evaluated against a consistent set of financial criteria. The ECI-Notes would likely be rated at all times at less than investment grade if they were rated by independent rating organizations and are treated by the Funds as illiquid because there is not expected to be any active secondary market for their purchase. The Funds’ investments in the ECI-Notes are managed by the Adviser.

Objectives — Through ECI and other aspects of its community development investment program, the Adviser is committed to the creative use of market tools as a means to make a direct financial impact on disadvantaged individuals and their communities and, specifically, to assist them in utilizing existing resources of ability and human potential to create long-term sustainability and self-sufficiency. It is a principle of the ECI Statement of Policy that each community development investment will be made in a manner that is consistent with providing the highest possible degree of security within the asset class. In the context of community development investing, this means that ECI will evaluate the financial position and the managerial capability of those community development organizations to whom loans are made to assure that each will be capable of meeting the agreed upon repayment schedules. Still, it is important to know that the ECI-Notes are expected to provide a lower financial return and higher risks than otherwise available to investors from alternative securities, such as U.S. Treasury instruments with similar maturities.

Types of Investments — Under the ECI Statement of Policy, community development investments may be made by ECI in a variety of ways, including through the making of loans, the purchase of debt securities and provision of collateral support and credit enhancements. Certain general criteria that will also be taken into consideration in the selecting of community development investments include: (i) the borrowing organization’s nonprofit status and focus on community development projects; (ii) the organization’s history of conducting itself and its programs in a manner consistent with ECI and the understandings of the Mennonite faith tradition; and (iii) a preference for investment opportunities that benefit Mennonite communities or support efforts of significant concern and interest to the organization’s primary Mennonite constituency. All investments made by ECI must be denominated in U.S. dollars and are expected to be made for terms of between one and five years.

Factors Relevant to the Analysis of Community Development Investments— The ECI Statement of Policy provides that analysis of prospective community development investments will be focused on both financial and social objectives. From a financial perspective, community development investment opportunities are carefully evaluated in accordance with more traditional investment criteria. For example, prospective investments are analyzed in an effort to ascertain: (i) the risk potential and financial stability of the borrowing organization; (ii) the expertise, experience and stability of management; (iii) the existence and viability of market or business plans; (iv) cash flow, debt-equity ratios, existing collateral (or equity) stakes and other financial indicators; and (v) depth of financial reporting and responsiveness to reporting requests. Also potentially relevant in the analysis is the extent to which the borrowing organization’s sources of support may be diversified (or concentrated) as a result of the investment under consideration. Subject to the criteria above, the rate of return available in connection with a community development investment that may be under consideration by ECI will also be a factor in the selection process. In addition to comparing the rate of return with prevailing interest rates in the marketplace as a whole and anticipated interest rate trends, other factors will be relevant in evaluating the rate of return available in connection with a community development investment. These factors include: (i) the social impact of the specified program and the relevance of the program to the social and financial objectives set forth in the ECI Statement of Policy; (ii) the type of investment involved (e.g., direct loan or credit enhancement); (iii) the amount of the investment to be made; (iv) the rate of interest at which the prospective borrowing organization seeks to repay the lending organization; (v) prevailing interest rates in the marketplace as a whole and anticipated interest rate trends; and (vi) any financial limitations or concerns that may be applicable to ECI’s overall commitment to community development investment, such as type of investments (e.g., direct loan or credit enhancement), geographic distribution and types of community development activities supported as a result of the investment.

I-11

Additional Risks – The ECI-Notes offer a rate of return below the then-prevailing market rates, which means they are expected to underperform other fixed income securities in which a Fund otherwise might invest. In addition, the ECI-Notes are considered illiquid and below-investment grade. Illiquid securities may be difficult to sell in the ordinary course at the approximate price at which they are valued. Below-investment grade securities involve a greater risk of default or price decline than higher grade securities.

Temporary Defensive Positions. In the event that the Adviser or the Sub-Advisor, as appropriate determines that current market conditions are not suitable for the typical investments of a Fund, the Adviser or the Sub-Adviser, as appropriate may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements. In the event that the Sub-Adviser determines that the current market conditions are not suitable for the International Index Fund’s typical investments, the Sub-Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in U.S. equity securities, money market instruments, U.S. Government-related securities and repurchase agreements.

I-12

Additional Information about Risk Factors

The Acquired Fund and Acquiring Fund are also generally subject to the following risks, in varying degrees:

•	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds’ performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international political or economic conditions and general market conditions. Events in the financial markets and in the economy may cause uncertainty and volatility, and may adversely impact performance. Events in one market may impact other markets. Future events may impact a Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity.

•	Interest Rate Risk: Interest rate risk refers to the risk that the value of the Funds’ fixed income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

•	Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund's portfolio. The Funds could lose money if the issuer of a security is unable to meet its financial obligations.

•	Company Risk: Company risk refers to the risk that the market value of the Fund’s investments in common stock can vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company's stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which a Fund invests largely determines the Fund’s long-term performance.

•	Financial Services Risk: Financial services risk refers to the risk of investing a significant portion of a Fund's assets in the financial services sector. Examples of financial services companies include: banks, brokerage firms and insurance companies. Risks of investing in the financial services sector include: (i) Regulatory Actions: financial services companies may suffer a setback if regulators change the rules under which they operate; (ii) Changes in interest rates: unstable interest rates, and/or rising interest rates, can have a disproportionate effect on the financial services sector; (iii) Un-diversified loan portfolios: financial services companies whose securities a Fund purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; and (iv) Competition: the financial services sector has become increasingly competitive.

•	Headline Risk: Headline risk refers to the risk that publicity may adversely affect the value of an investment. When consistent with a Fund's investment strategy, investment selections may include companies with expanding earnings at value prices. A Fund may make such investments when a company becomes the center of controversy after receiving adverse media attention. While portfolio managers research companies subject to such contingencies, they cannot be correct every time, and the company's stock may never recover.

•	Investment Style Risk: A fund may be subject to growth style risk, value style risk, or both depending upon the investment strategy and techniques used to manage the fund. Growth investing seeks to identify companies that will experience rapid earnings growth relative to value or other types of stocks. Value investing seeks to identify companies that are determined to be trading at prices below their intrinsic worth. A fund that emphasizes one style will underperform funds that use other styles over certain periods when that style is out of favor or does not respond as positively to market or other events.

I-13

•	Selection Risk: Selection risk refers to the risk that the securities selected for the Funds may underperform broader markets or other funds with similar investment objectives and strategies.

•	Screening Risk: The application of social screens to the available universes from which the Funds’ portfolio managers select securities may impact the performance of the funds relative to unscreened portfolios following similar investment mandates. Funds applying social screens may be adversely affected by certain economic and investment environments which may prevail for several years in a row. There may also be environments that benefit social investors because certain underperforming sectors and industries are excluded from purchase.

•	Potential CFTC Regulation Risk: The Praxis Funds have claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act (“CEA”) and, therefore, are not subject to registration or regulation as a commodity pool operator under the CEA. The CFTC has adopted certain rule amendments that may significantly affect the exemptions available to the Praxis Funds, and may subject one or more Praxis Funds, as well as the Adviser or a Sub-Adviser, to regulation by the CFTC. These amendments are not yet effective and their scope of application is still uncertain. If a Fund operates subject to CFTC regulation, it may incur additional expenses or alter its investment strategies.

Comparison of Fundamental and Non-Fundamental Investment Restrictions

The fundamental investment restrictions (that is, restrictions that require shareholder approval to change) are the same for the Acquired Fund and Acquiring Fund. The non-fundamental investment restrictions are the same with one exception: the Acquired Fund is permitted to engage in short sales “against the box” and the Acquiring Fund is not permitted to engage in any type of short sales.

I-14

Appendix II

NOTE: The Form of Agreement and Plan of Reorganization has been included to provide investors with information regarding its terms. It is not intended to provide any other factual information about the Trust. Accordingly, shareholders should not rely on the representations and warranties in the Agreement and Plan of Reorganization as characterizations of the actual state of facts. Also, a number of statements are anticipatory and are not intended to be made until a future date. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.

PRAXIS MUTUAL FUNDS

FORM OF
AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this ___ day of ___________, 2012, by Praxis Mutual Funds, a Delaware statutory trust (the “Trust”), on behalf of Praxis Growth Index Fund (the “Acquiring Fund”) and Praxis Core Stock Fund (the “Acquired Fund”).

WHEREAS, each of the Acquired Fund and the Acquiring Fund is a series of the Trust, an open-end, investment company of the management type registered pursuant to the Investment Company Act of 1940, as amended (“1940 Act”);

WHEREAS, the contemplated reorganization and liquidation will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund (“Acquiring Fund Shares”) corresponding to the outstanding shares of beneficial interest of the Acquired Fund (“Acquired Fund Shares”), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund and (3) the distribution of the Acquiring Fund Shares to the Shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (“Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, the Trustees of the Trust have determined that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund, and that the interests of the existing Shareholders of the Acquiring Fund would not be diluted as a result of these transactions; and

WHEREAS, the Trustees of the Trust have determined that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing Shareholders of the Acquired Fund would not be diluted as a result of these transactions;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	REORGANIZATION

1.1.	Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to sell, assign, convey, transfer and deliver all of its property and assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor (a) to deliver to the Acquired Fund a number of full and fractional shares of beneficial interest of the Acquiring Fund of the respective class (the “Merger Shares”) set forth on Schedule A having an aggregate net asset value equal to the value of the properties and assets of the Acquired Fund attributable to the shares of the Acquired Fund on such date less the value of the liabilities of the Acquired Fund attributable to those shares of the Acquired Fund as of the time and date set forth in paragraph 3.1, determined by dividing the value of the Acquired Fund’s net assets (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of Acquiring Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 (“Closing Date”).

II-1

1.2.	The property and assets of the Acquired Fund to be sold, assigned, conveyed, transferred and delivered to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Valuation Date as defined in paragraph 2.1 (collectively, “Assets”). The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

1.3.	The Acquired Fund will make reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Date (as defined in paragraph 2.1). The Acquiring Fund shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its Shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.	Immediately following the actions contemplated by paragraph 1.1, the Trust shall take such actions necessary to complete the liquidation of the Acquired Fund. To complete the liquidation, the Trust, on behalf of the Acquired Fund, shall (a) distribute to Shareholders of the Acquired Fund of record as of the Closing Date (“Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Trust, on behalf of the Acquired Fund, pursuant to paragraph 1.1 and (b) completely liquidate. Such liquidation shall be accomplished, with respect to the Acquired Fund Shares, by the transfer of the corresponding Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund Shares owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding Acquired Fund Shares will be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.5.	Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.6.	Any reporting responsibility of the Acquired Fund, including but not limited to the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.	VALUATION

II-2

2.1.	The value of the Assets of the Acquired Fund shall be determined as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, and after the declaration of any dividends by the Acquired Fund, on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures which the Acquiring Fund would use in determining the fair market value of its assets and liabilities.

2.2.	The net asset value per share of the Acquiring Fund Shares shall be determined to the nearest 1/1000 of a cent on the Valuation Date, using the valuation procedures established by the Board of Trustees of the Trust (the “Board”).

2.3.	The number of Acquiring Fund Shares to be issued in exchange for the Acquired Fund’s Assets (as defined above in paragraph 1.2) and the assumption by the Acquiring Fund of the Acquired Fund’s Liabilities (as defined above in paragraph 1.3) shall be determined with respect to the Acquired Fund by dividing the value of the net assets with respect to the Acquired Fund Shares determined as set forth in paragraph 2.1, by the net asset value of the Acquiring Fund Shares determined as set forth in paragraph 2.2.

3.	CLOSING AND CLOSING DATE

3.1.	The Closing Date shall be December 14, 2012, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties. The “close of business” on the Closing Date shall be as of 5:00 p.m., Eastern time. The Closing shall be held at the offices of the Trust’s administrator or at such other time and/or place as the parties may agree.

3.2.	The Acquired Fund shall direct its custodian, in its capacity as custodian for the Acquired Fund (“Acquired Fund Custodian”), to deliver to the Acquiring Fund, at the Closing, a certificate of an authorized officer stating that (i) the Assets of the Acquired Fund have been delivered in proper form to the Acquiring Fund on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of the Acquired Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund Custodian to the Trust’s custodian in its capacity as the custodian for the Acquiring Fund (“Acquiring Fund Custodian”). Such presentation shall be made for examination no later than five business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund Custodian shall deliver to the Acquiring Fund Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Acquired Fund Custodian and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, the Assets of the Acquired Fund deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered to the Acquiring Fund Custodian on the Closing Date.

3.3.	The Acquired Fund shall direct its transfer agent, in its capacity as transfer agent for the Acquired Fund (“Transfer Agent”), to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records contain the name and address of each Acquired Fund Shareholder and the number and percentage ownership of Acquired Fund Shares owned by each such Shareholder immediately prior to the Closing. The Acquiring Fund shall deliver to the Secretary of the Acquired Fund a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4. At the Closing each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

II-3

3.4.	In the event that at the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable (in the judgment of the Board of either the Acquired or Acquiring Fund), the Closing Date shall be postponed until the first practicable business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1.	Except as has been fully disclosed to the Acquiring Fund in Schedule 4.1 to this Agreement, the Trust, on behalf of the Acquired Fund, represents and warrants as follows:

(a)	The Acquired Fund is duly established as a series of the Trust, which is a statutory trust duly organized, existing and in good standing under the laws of the State of Delaware, with power under its Certificate of Trust and Agreement and Declaration of Trust (collectively, the “Charter”), as amended, to own all of its Assets and to carry on its business as it is being conducted as of the date hereof. The Trust is not required to qualify as a foreign trust or association in any jurisdiction, except for any jurisdiction in which it has so qualified or in which a failure to so qualify would not have a material adverse effect. The Trust has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1.

(b)	The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect.

(c)	No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d)	The current prospectus and statement of additional information of the Acquired Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)	On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act.

II-4

(f)	The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result in, (i) a material violation of the Charter or by-laws of the Trust, as applicable, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound.

(g)	All material contracts or other commitments of the Acquired Fund (other than this Agreement, contracts listed in Schedule 4.1 and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of each party thereto (assuming due authorization, execution and delivery by the other party thereto) and the assignment by the Acquired Fund to the Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder or the imposition of any penalty thereunder.

(h)	No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Trust’s knowledge, threatened against the Acquired Fund or any of the Acquired Fund’s properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(i)	The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at December 31, 2011, have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied. Such statements (true and correct copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(j)	Since December 31, 2011, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness, other than the incurrence of indebtedness in the ordinary course of business in accordance with the Acquired Fund’s investment policies. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by Shareholders of the Acquired Fund shall not constitute a material adverse change.

(k)	On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

II-5

(l)	For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met or meets the requirements of Subchapter M of the Code for qualification as a regulated investment company, and has been or is eligible to and has computed or will compute its federal income tax under Section 852 of the Code. In that regard, the Acquired Fund has distributed or, with respect to its taxable year most recently ended and its taxable year ending on the Closing Date, has declared and distributed, or has declared and will distribute, substantially all of (i) its investment company taxable income (computed without regard to any deduction for dividends paid), (ii) the excess, if any, of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), and (iii) any net capital gain (after reduction for any capital loss carry forward) (as defined in the Code).

(m)	All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Trust, on behalf of the Acquired Fund, and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares. The Acquired Fund will review its Assets to ensure that at any time prior to the Closing Date its Assets do not include any assets that the Acquiring Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by the Acquired Fund, is unsuitable for the Acquiring Fund to acquire.

(n)	The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary trust action on the part of the Board of the Acquired Fund, and by the approval of the Acquired Fund’s Shareholders, as described in paragraph 8.1, and this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)	The combined proxy statement and prospectus (“Proxy Statement/Prospectus”) included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to the Acquired Fund and the Trust, will from the effective date of the Registration Statement through the date of the meeting of Shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

II-6

4.2.	Except as has been fully disclosed to the Acquired Fund in Schedule 4.2 to this Agreement, the Trust, on behalf of the Acquiring Fund, represents and warrants as follows:

(a)	The Acquiring Fund is duly established as a series of the Trust, which is a statutory trust duly organized, existing and in good standing under the laws of the State of Delaware, with power under its Charter, to own all of its Assets and to carry on its business as it is being conducted as of the date hereof. The Trust is not required to qualify as a foreign trust or association in any jurisdiction, except for any jurisdiction in which it has so qualified or in which a failure to so qualify would not have a material adverse effect. The Trust has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.2.

(b)	The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Acquiring Fund Shares under the 1933 Act will be in full force and effect as of the Closing Date.

(c)	No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d)	The current prospectus and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)	The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Charter or bylaws of the Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound.

(f)	No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Trust’s knowledge, threatened against the Acquiring Fund or any of the Acquiring Fund’s properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. Except as disclosed in Schedule 4.2 to this Agreement, the Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

II-7

(g)	The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at December 31, 2011, have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, and are in accordance with GAAP consistently applied. Such statements (true and correct copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(h)	Since December 31, 2011, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness, other than the incurrence of indebtedness in the ordinary course of business in accordance with the Acquiring Fund’s investment policies. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by Shareholders of the Acquiring Fund shall not constitute a material adverse change.

(i)	On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Trust’s knowledge, as applicable, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(j)	For each taxable year of its operation, the Acquiring Fund has met or meets the requirements of Subchapter M of the Code for qualification as a regulated investment company, and has been or is eligible to and has computed or will compute its federal income tax under Section 852 of the Code. In that regard, the Acquiring Fund has distributed or, with respect to its taxable year most recently ended, has declared and distributed, or has declared and will distribute, substantially all of (i) its investment company taxable income (computed without regard to any deduction for dividends paid), (ii) the excess, if any, of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), and (iii) any net capital gain (after reduction for any capital loss carry forward) (as defined in the Code).

(k)	All of the issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Trust, on behalf of the Acquiring Fund, and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares. All of the Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to this Agreement will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring Fund Shares and be fully paid and non-assessable by the Trust, on behalf of the Acquiring Fund.

II-8

The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(l)	The Proxy Statement/Prospectus to be included in the Registration Statement, insofar as it relates to the Acquiring Fund, the Trust and the Acquiring Fund Shares, will from the effective date of the Registration Statement through the date of the meeting of Shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquiring Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

5.	COVENANTS

The Acquiring Fund and the Acquired Fund each on behalf of itself, hereby further covenants as follows:

5.1.	Each of the Acquired Fund and the Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and may include certain portfolio repositioning in advance of the Reorganization.

5.2.	The Trust will call a meeting of the Shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.	The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.	The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund covenant to take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

II-9

5.6.	The Trust, on behalf of the Acquiring Fund, shall prepare and file a Registration Statement on Form N-14 in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (“Registration Statement”). The Acquired Fund will provide to the Acquiring Fund such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.7.	Each of the Acquiring Fund and the Acquired Fund covenant to use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8.	The Acquired Fund covenants that it will execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.9.	The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.10.	The Acquiring Fund shall not change its Charter, prospectus or statement of additional information prior to closing so as to restrict permitted investments for the Acquiring Fund prior to the closing, except as required by the Commission.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at their own election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.	All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2.	The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date.

6.3.	The Trust, on behalf of the Acquiring Fund, shall have executed and delivered an assumption of the Liabilities (the “Assumption Instrument”) and all such other agreements and instruments as the Acquired Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund has title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund’s assumption of all of the Liabilities and otherwise to carry out the intent and purpose of this Agreement.

6.4.	The Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in its name by its President or Vice President and the Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as the Acquired Fund shall reasonably request.

II-10

The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the election of the Trust, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

7.1.	All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2.	The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date.

7.3.	The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Assets and Liabilities, as of the Closing Date, including a schedule of investments, certified by the Treasurer of the Trust, on behalf of the Acquired Fund. The Trust shall have executed and delivered all such assignments and other instruments of transfer (the “Transfer Instruments”) as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

7.4.	The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by the President or Vice President and the Treasurer or Assistant Treasurer of the Trust, in a form reasonably satisfactory and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as the Acquiring Fund shall reasonably request.

7.5.	The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall be entitled, at its option, to refuse to consummate the transactions contemplated by this Agreement:

8.1.	This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provision of the Charter and by-laws of the Trust, applicable state law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 8.1.

8.2.
On the Closing Date no action, suit or other proceeding shall be pending or, to the Trust’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3.	All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.4.	The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5.	With respect to the Reorganization, the parties shall have received an opinion of Dechert LLP dated the Closing Date, substantially to the effect that for federal income tax purposes: (a) The transfer of the Acquired Fund’s Assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of the Acquired Fund’s Liabilities, followed by a distribution of those shares to the shareholders of the Acquired Fund and the termination of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code; (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund; (c) The Acquiring Fund’s tax basis in the Assets of the Acquired Fund acquired by the Acquiring Fund in the Reorganization will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the Reorganization; (d) The holding periods of the Assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such Assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an Asset); (e) No gain or loss will be recognized by the Acquired Fund upon the transfer of its Assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund, or upon the distribution (whether actual or constructive) of Acquiring Fund Shares by the Acquired Fund to the shareholders of the Acquired Fund in liquidation; (f) The shareholders of the Acquired Fund will not recognize a gain or loss upon the exchange of their shares of the Acquired Fund for Acquiring Fund Shares; (g) The aggregate tax basis of Acquiring Fund Shares that the shareholders of the Acquired Fund receive in connection with the Reorganization will be the same as the aggregate tax basis of their respective shares in the Acquired Fund exchanged therefor; (h) The holding period for the shares of the Acquiring Fund that a shareholder of the Acquired Fund receives in the Reorganization will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided that on the date of the exchange it held such Acquired Fund Shares as capital assets. Dechert LLP will express no view with respect to the effect of the transaction on any transferred Asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (a) at the end of a taxable year or upon the termination thereof, or (b) upon the transfer of such Asset regardless of whether such a transfer would otherwise be a non-taxable transaction. The opinion will be subject to receipt of and based on certain factual certifications made by officers of the Acquiring Fund and the Acquired Fund and will also be based on customary assumptions. It is possible that the Internal Revenue Service could disagree with Dechert LLP’s opinion. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

8.6.
The Acquiring Fund and Acquired Fund shall have received the opinion of Dechert LLP dated the Closing Date (subject to customary assumptions, qualifications and limitations and in form and substance reasonably acceptable to the Acquiring Fund and the Acquired Fund) substantially to the effect that, based upon certain facts and certifications made by the Trust, on behalf of the Acquiring Fund, and its authorized officers, (a) The Trust is duly organized and validly existing under the laws of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Charter and bylaws of the Trust; the Acquiring Fund has the power to assume the Liabilities to be assumed by it hereunder and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement and the execution and delivery to the Acquired Fund by and on behalf of the Acquiring Fund of the Assumption Instrument, the Acquiring Fund will have duly assumed such Liabilities; (b) The Trust is duly organized and validly existing under the laws of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Charter and bylaws of the Trust; the Acquired Fund has the power to sell, assign, transfer and deliver the Assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement and the execution and delivery to the Acquiring Fund by and on behalf of the Acquired Fund of the Transfer Instruments against payment therefore, the Acquired Fund will have duly transferred such Assets to the Acquiring Fund; (c) This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and the Acquired Fund and, assuming the Registration Statement and Proxy Statement comply with applicable federal securities laws, constitutes the valid and binding obligation of the Acquiring Fund and Acquired Fund, enforceable against the Acquiring Fund and Acquired Fund in accordance with its terms, subject to bankruptcy, insolvency, moratorium reorganization and other laws of general applicability relating to or affecting creditors’ rights and to general equity principles (regardless of whether enforceability is considered in a proceeding in equity or at law); (d) The Acquiring Fund Shares to be issued for transfer to the Acquired Fund’s shareholders as provided by this Agreement are duly authorized for issuance and, when issued and delivered by the Acquiring Fund against delivery of all of the Assets of the Acquired Fund as set forth in this Agreement, will be validly issued and outstanding and fully paid and nonassessable shares in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated thereby will not, violate the Charter or bylaws of the Trust or result in a violation of the terms and provision of the agreements to which the Trust or the Acquiring Fund or the Acquired Fund is a party or by which either the Trust, the Acquiring Fund or the Acquired Fund is bound that are listed in an annex to such opinion and, to the knowledge of such counsel, no consent, approval, authorization or order of any United States federal or Delaware state court or governmental body is required for the consummation by the Trust, the Acquiring Fund and the Acquired Fund of the transactions contemplated by the Agreement, except such as have been obtained; (f) To the knowledge of such counsel, based on discussions with officers of the Trust but without other independent investigation, there is no litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened as to the Trust or the Acquiring Fund or Acquired Fund or any of their respective properties or assets, except as set forth on Schedule 8.6; to the knowledge of such counsel, based on discussions with officers of the Trust but without other independent investigation, neither the Trust nor the Acquiring Fund or Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects either of their respective businesses; and, to the knowledge of such counsel, based on discussions with officers of the Trust but without other independent investigation, there is no legal or governmental proceeding relating to the Trust, the Acquiring Fund or the Acquired Fund pending on or before the date of mailing of the Proxy Statement/Prospectus or the date hereof which is required to be disclosed in the Registration Statement which is not disclosed therein; (g) The Trust is registered with the Commission as an investment company under the 1940 Act; and (h) The Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, (i) no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and (ii) no proceedings for that purpose have been instituted or threatened by the Commission.

II-11

The Assets of the Acquired Fund will include no assets which the Acquiring Fund, by reason of limitations contained in its Charter or of investment policies disclosed in its current prospectus and statement of additional information, as supplemented, in effect on the Closing Date, may not properly acquire.

9.	INDEMNIFICATION

9.1.	The Acquiring Fund, solely out of its assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the Trust and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Trust or its Trustees or officers prior to the Closing Date, provided that such indemnification by the Acquiring Fund is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2.	The Acquired Fund, solely out of its assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the Trust and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Trust or its Trustees or officers prior to the Closing Date, provided that such indemnification by the Acquired Fund is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10.	BROKERAGE FEES AND BROKERAGE EXPENSES

10.1.	The Trust, on behalf of the Acquired Fund and Acquiring Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein (except as described below in paragraph 10.2).

10.2.	Reorganization related costs and expenses, including any brokerage fees and brokerage expenses related to the disposition and acquisition of portfolio assets, will in any event be paid by the party directly incurring such expenses.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1.
The Trust has not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, not set forth herein and this Agreement constitutes the entire agreement between the parties.

11.2.	The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to the Acquiring Fund or the Acquired Fund by resolution of the Board at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Fund or the Acquired Fund, respectively.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by an authorized officer of the Trust.

14.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to the Trust, at _____________ and with a copy to Dechert LLP, at ___________.

15.	HEADINGS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY; RULE 145

15.1.	The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.	This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

15.3.	This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4.	Pursuant to Rule 145 under the 1933 Act, the Acquiring Fund will, in connection with the issuance of any Acquiring Fund Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) such legends as may be reasonably believed by counsel to the Acquiring Fund to be required by law, and, further, the Acquiring Fund will issue stop transfer instructions to its transfer agent with respect to the Acquiring Fund Shares. The Acquired Fund shall provide the Acquiring Fund on the Closing Date with the name of any Acquired Fund Shareholder who is to the knowledge of the Acquired Fund an affiliate of the Acquired Fund on such date.

II-12

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date and year first above written.

Praxis Mutual Funds, on behalf of its series on Schedule A
By:
Name:
Title:

II-13

Schedule A

Acquired Fund		Acquiring Fund
Praxis Core Stock Fund		Praxis Growth Index Fund
Class A	→	Class A
Class I	→	Class I

II-14

Schedule 4.1

None

II-15

Schedule 4.2

None

II-16

Schedule 8.6

In re Tribune Co. Fraudulent Conveyance Litig., No. 11-2296 (S.D.N.Y.) (the “MDL proceeding”); Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, No. 12-2652 (S.D.N.Y.) (the “FitzSimons action”).

II-17

Appendix III

Purchase and Sale of Fund Shares

You can buy, sell (redeem) or exchange shares of both the Praxis Core Stock Fund (Acquired Fund) and/or Praxis Growth Index Fund (Acquiring Fund), either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Pricing of Fund Shares

How NAV is calculated. The NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

NAV = (Total Assets – Liabilities)

             Number of Shares Outstanding

Per share net asset value (NAV) for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4 p.m. Eastern Time on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next determined offering price, which is NAV plus any applicable sales charge as noted in the section on “Distribution Arrangements/Sales Charges” calculated after your order is received in good order.

Each Fund’s securities, other than short-term debt obligations, are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by a method approved by the Funds’ Trustees. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost.

A business day for the Funds is generally a day that the New York Stock Exchange is open for business. The Exchange and the Funds will not open on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Minimum Investments per Fund

Account Type	Initial Investment	Subsequent Investment

Class A
Non-Retirement	$2,500	$100
Retirement	$2,500	$100
Automatic Investment Plan	$100	$100
Class I	$100,000	N/A

For Class A shares, the initial investment minimum requirements will be waived:

1)	if you establish an automatic investment plan equal to the subsequent investment minimum;
2)	you are contributing to a 403(b), SEP-IRA and SIMPLE IRA accounts.

An annual account fee of $25 will be assessed in July to each Fund that falls below $5,000 for any reason, including market fluctuation. Certain exceptions may apply.

The initial investment minimum for Class I shares generally is $100,000. There is no minimum requirement for subsequent investments in a Fund Class I shares. The Fund may waive investment minimums for certain investors.

You may purchase the Funds directly or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. BHIL Distributors, Inc. (“BHIL” or the “Distributor”) has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds (the “Authorized Broker Dealer”). If you purchase through such a broker, your order will be priced at NAV next determined after your broker or its designated intermediary receives it in good order. Contact your investment representative to determine whether they have an established relationship with the Distributor. If you purchase shares through an investment representative, that party is responsible for transmitting orders by 4 p.m. Eastern Time and may have an earlier cut-off time for purchase and sale requests. Such investment representatives may designate other entities to receive purchase and redemption orders on behalf of the Funds. Consult your investment representative for specific information.

All checks must be in U.S. Dollars drawn on a domestic bank. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000, nor post dated checks, post dated on-line bill pay checks, or any conditional order or payment. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

The transfer agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment that is returned. It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Funds reserves the right to reject any application. A Fund may waive its minimum purchase requirement.

III-1

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund’s transfer agent. Your proceeds will be reduced by any applicable redemption fee. Payment for shares redeemed will typically be made on the business day following the redemption of shares but the Funds reserve the right to send proceeds no later than the seventh calendar day after receipt of the redemption request.

Instructions for Selling Shares

By Telephone (unless you have declined telephone sales privileges)

Call (800) 977-2947 between 8:30 a.m. and 7 p.m. Eastern Time, on days the Funds are open for business, with instructions as to how you wish to receive your funds (i.e., by mail, wire, electronic transfer).

By mail

1.	Write a letter of instruction indicating:
·	your Fund, Fund number and account number
·	amount you wish to redeem
·	address where your check should be sent
·	account owner signature

2.	Mail to: Praxis Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701.

By Overnight Service

Please call (800) 977-2947 for mailing instructions.

Note:      A $10.00 overnight mail fee may be charged to your account.

Wire Transfer

You must indicate this option on your application.

Call (800) 977-2947 to request a wire transfer. If you call by 4 p.m. Eastern Time, your payment will normally be wired to your bank on the next business day. The Fund may charge a wire transfer fee.

Note:     Your financial institution may also charge a separate fee.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is known as redeeming shares or a redemption of shares. A redemption fee may apply to shares held less than 30 days. See “Market Timing and Excessive Trading – Redemption Fee” below.

Automatic Withdrawal Plan

You may redeem your Praxis Class A shares through the Systematic Withdrawal Plan. Under the Plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly, semi-annual or annual basis. Each payment should be a minimum of $50. If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (ACH) network, directly to your bank account.

III-2

For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This Program may be terminated at any time by the Funds. You may also elect to terminate your participation in this Plan at any time by contacting the Transfer Agent five days in advance of the next withdrawal.

A withdrawal under the Plan involves a redemption of shares and may result in a gain or less for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

General Policies on Selling Shares

Redemptions in Writing Required

You must request redemptions in writing in the following situations:

1.	Redemptions from Individual Retirement Account (“IRAs”), 403(b) accounts and other retirement plans.

2.	The following circumstances require that your request to sell shares be made in writing accompanied by an original signature guarantee to help protect against fraud. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

A signature guarantee is required to redeem shares in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 30 days; or
•	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Fund(s) and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation. Non-financial transactions including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Verifying Telephone Redemptions

The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have been taken, the Transfer Agent will not be liable for losses due to unauthorized transactions.

Redemptions within 15 Days of Shares Purchased by Check

When you have made your investment by check, you cannot redeem any portion until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days). You can avoid this delay by purchasing shares with a bank wire. Certified checks are also subject to a 15-day escrow hold.

Delayed Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

III-3

Redemption in Kind

The Trust reserves the right to make payment in securities rather than cash, known as “redemption in kind”. This could occur under extraordinary circumstances, such as a very large redemption that could affect Trust operations (for example, more than 1 percent of a Fund's net assets). Each of the Funds has made an election pursuant to Rule 18f-1 under the 1940 Act. This election requires that the Funds redeem shares solely in cash up to the lesser of $250,000 or 1 percent of the net asset value of the Fund during any 90 day period for any one shareholder. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Undeliverable Dividend Distribution, Capital Gain and Redemption Checks

For any shareholder who chooses to receive dividend and/or capital gain distributions in cash, if the dividend distribution and/or capital gain checks: (1) are returned and marked as “undeliverable”; or (2) remain uncashed for six months, your account will be changed automatically so that all future dividend and/or capital gain distributions are reinvested in your account. Additionally, all dividend distributions, capital gain distributions and redemption checks that remain uncashed for six months will be canceled and the money reinvested in the shareholder's account at the current NAV.

Fee for Short-Term Redemptions or Exchanges

A 2.00 percent redemption fee is generally imposed on redemptions and exchanges within 30 days of purchase. See “Market Timing and Excessive Trading – Redemption Fee” below.

Closing of Small Accounts

Class A Shares - If your Praxis Fund account falls below $2,500 for any reason, the Fund may ask you to increase your balance. If 60 days after notification your account balance is still below $2,500, the Fund may notify you and close your account and send you the proceeds at the current NAV.

If your Praxis Genesis Portfolio account falls below $1,000 for any reason, the Fund may ask you to increase your balance. If 60 days after notification your account balance is still below $1,000, the Fund may notify you and close your account and send you the proceeds at the current NAV.

Class I Shares - If your Fund account falls below $100,000 for any reason, the Fund may ask you to increase your balance. If 60 days after notification your account balance is still below $100,000, the Fund may notify you and close your account and send you the proceeds at the current NAV.

Annual Account Fee

If the value of your Praxis Class A shares account falls below $5,000 for any reason, including market fluctuation, you may be subject to a $25 annual account fee on each Fund you own that has a balance below $5,000. The annual account fee applies to both retirement and nonretirement accounts and may be assessed in all Praxis Funds, regardless of a Fund’s minimum investment amount.

Example: You own the Praxis Core Stock and the Praxis Intermediate Income Fund. Each Fund has a balance of $2,500. Because both Funds have less than the required minimum balance, $25 will be deducted from both the Praxis Core Stock and Praxis Intermediate Income Fund. Consolidating your investments from these two Funds into one Fund would allow you to reach the minimum whereby no annual fee would be charged. You can also avoid this annual fee by converting your Funds into the Praxis Genesis Portfolios (see below).

III-4

If the value of your Praxis Genesis Portfolios account falls below $1,000 for any reason, including market fluctuation, you may be subject to a $25 annual account fee on each Portfolio you own that has a balance below $1,000. The annual account fee applies to both retirement and nonretirement fund accounts and may be assessed on fund accounts in all Praxis Genesis Portfolios, regardless of a Fund’s minimum investment amount. The fee will be waived for Praxis Genesis Portfolios, regardless of the account balance, in the following circumstances:

•	You register for online access by visiting www.praxismutualfunds.com and elect to receive statements, reports, and other materials electronically, so long as that election remains in effect;
•	Accounts that are set up with an active monthly automatic investment plan, so long as that plan remains in effect;
•	Accounts held in 403(b), SIMPLE IRA and SEP-IRA plans that have had a transaction within the 12 months prior to the annual fee being charged.

The fee, which will be collected by redeeming fund shares in the amount of $25, will be deducted from a fund account in July each year and is used to contractually reduce the fee paid by the Trust to the Transfer Agent for its services.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums, and accounts held through financial intermediaries are not subject to this requirement.

Account Inactivity

It is important that the Funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the investor or rightful owner of the account. If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with the statutory requirements. The investor’s last known address of record determines which state has jurisdiction.

Market Timing and Excessive Trading

Market timing may interfere with the management of a Fund’s portfolio and result in increased costs. The Funds do not accommodate market timers. On behalf of the Funds, the Board of Trustees has adopted policies and procedures to discourage short term trading or to compensate the Funds for costs associated with it. If the Funds believe, in their sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, the Funds may, with or without prior notice to the investor, reject further purchase orders from that investor, and the Funds disclaim responsibility for any consequent losses that the investor may incur. The Funds’ response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor’s trading history in the Funds.

Redemption Fee

The Fund will charge a redemption fee of 2 percent of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days subject to certain exceptions and limitations described below. The fee will be limited to the extent that any shares that are not subject to the fee (e.g., shares acquired via a dividend reinvestment) are sold or exchanged first. The redemption fee is paid directly to the Fund and is intended to encourage long-term investment in the Funds, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The longest-held shares in your account will be exchanged or redeemed first.

This fee does not apply to:

•	Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder’s Praxis retirement accounts.
•	The return of an excess contribution or deferral amount from a retirement plan.
•	Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes.
•	Redemption by a discretionary platform for mutual fund wrap programs for rebalancing purposes.
•	Shares acquired via dividend reinvestment.
•	Shares held in most qualified retirement plans that are established as omnibus accounts or managed by a third-party administrator.

III-5

•	Shares transferred from one retirement plan to another in the same Fund.
•	Shares sold through a systematic withdrawal plan or non-discretionary rebalancing programs.
•	Redemptions requested within 30 days following the death or disability of the shareholder.
•	Certain omnibus accounts where it is impractical to impose the fee.

Restriction and Rejection of Purchase or Exchange Orders

The Funds reserve the right to restrict or reject, for any reason, without any prior notice, any purchase or exchange order. The Funds reserve the right to delay, for up to one business day, the processing of exchange requests in the event that, in a Fund’s judgment, such delay would be in the Fund’s best interest, in which case, both the redemption and purchase will be processed at the conclusion of the delay period.

The Funds’ policy imposing redemption fees applies uniformly to all investors. In accordance with Rule 22c-2 under the 1940 Act, the Funds have entered into information sharing agreements with financial intermediaries that are authorized to submit orders in nominee name on behalf of other parties. Under these agreements, a financial intermediary is obligated to: (1) adopt and enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon their request, with information regarding customer trading activities in shares of any of the Funds; and (3) enforce its market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in the any of the Funds’ shares is requested by the Funds and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of any of the Funds on behalf of other persons.

Important Notice to Financial Intermediaries

The Funds require that you identify yourself if you are a financial intermediary that establishes omnibus accounts in the Funds for your customers. If you do not identify yourself and a Fund determines that you are a financial intermediary, the Fund has the right to refuse future purchases from you and will apply its Market Timing Policy to your account(s) or may close your account immediately and send you the proceeds computed at the current NAV.

Risks Presented by Excessive Trading Practices

Parties engaged in market timing may use many techniques to seek to avoid detection. Despite the efforts of the Funds and their agents to prevent market timing, there is no guarantee that the Funds will be able to prevent all such practices. For example, the Funds receive purchase, exchange and redemption orders through financial intermediaries and cannot always reasonably detect market timing that may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. Omnibus account arrangements typically aggregate the share ownership positions of multiple shareholders and often result in the Funds being unable to monitor the purchase, exchange and redemption activity of a particular shareholder. To the extent that the Funds and their agents are unable to curtail excessive trading practices in a Fund, those practices may interfere with the efficient management of the Fund’s investment portfolio, and may, for example, cause the Fund to maintain a higher cash balance than it otherwise would have maintained or to experience higher portfolio turnover than it otherwise would have experienced. This could hinder performance and lead to increased brokerage and administration costs. Those increased costs would be borne by Fund shareholders.

For a Fund that invests significantly in foreign securities traded on markets that may close prior to when the Fund determines its NAV, excessive trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Each Fund has procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what it determines to be the fair value of those securities at the time when the Fund determines its NAV, which are intended to mitigate this risk. To the extent that a Fund invests in securities that may trade infrequently, such as securities of smaller companies, it may be susceptible to market timing by investors who seek to exploit perceived price inefficiencies in the Fund's investments. This is commonly referred to as price arbitrage. In addition, the market for securities of smaller companies may at times show market momentum, in which positive or negative performance may continue for a period of time for reasons unrelated to the fundamentals of the issuer. Certain investors may seek to capture this momentum by trading frequently in the Fund's shares. Because securities of smaller companies may be less liquid than securities of larger companies, the Fund may be unable to purchase or sell investments at favorable prices in response to cash inflows or outflows caused by timing activity.

III-6

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in the Praxis Class A shares and ways to qualify for reduced sales charges. This prospectus, which includes sales load breakpoint information, is available on the Funds' website at www.praxismutualfunds.com. In addition, a description of such sales load breakpoints and ways to qualify for reduced sales charges is provided on the website.

Sales Charge (Load)	Front-end sales charge; reduced sales charges available. (1)
Distribution and Service (12b-1) Fee	Subject to annual distribution and shareholder servicing fees of up to 0.50% of each Fund’s total assets. (2)

(1) You may incur a CDSC on shares redeemed within two years of a purchase of $1 million or more.

(2) The Trustees have authorized the Funds to charge no more than 0.25 percent as a 12b-1 fee.

Calculation of Sales Charges

Fund Shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates for each of the Funds are as follows:

For the Acquired Fund and the Acquiring Fund

Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Net Investment	Dealer Allowance as a % of Offering Price
Less than $50,000	5.25%	5.54%	4.75%
$50,000 but less than $100,000	4.00%	4.17%	3.50%
$100,000 but less than $250,000	3.00%	3.09%	2.50%
$250,000 but less than $500,000	2.00%	2.04%	1.50%
$500,000 but less than $1,000,000	1.50%	1.52%	1.00%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

(1)	There is no initial sales charge on purchases of $1 million or more. However, a CDSC of up to 1 percent of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase, or up to 0.50 percent if redeemed in the second year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

Sales Charge Reductions

Reduced sales charges are available to shareholders with investments of $50,000 or more. Your investment in the Money Market Account, however, is excluded from the investment required to qualify for a reduced sales charge. In addition, you may qualify for reduced sales charges under the following circumstances:

•	Letter of Intent. You inform the Funds in writing that you intend to purchase enough shares of any class over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5 percent of the total amount you intend to purchase with your letter of intent, not including appreciation, dividends and capital gains.

III-7

•	Rights of Accumulation. When the value of shares of any class you already own plus the amount you invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

•	Combination Privilege. Combine accounts of multiple Funds or accounts of immediate family household members at the same address (spouse and children under 21) to achieve reduced sales charges. Shareholders must instruct the Fund in writing to have the household accounts combined in order to qualify for the Combination Privilege.

To obtain such discounts, it is necessary at the time of purchase for a shareholder to inform the Fund or Financial Intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet these sales load breakpoints.

Sales Charge Waivers

The following qualify for waivers of front-end sales charges:

1.	Following the death or disability of a Shareholder. A Shareholder will be treated as disabled if he or she is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration. The Shareholder must furnish proof of disability to the Trust. (CDSC Waiver);

2.	To the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other retirement plan to a Shareholder who has attained the age of 70 1/2 (CDSC Waiver);

3.	For accounts owned by Trustees of the Funds, officers, directors, employees and retired employees of the Adviser or any Sub-Adviser and the Adviser’s or any Sub-Adviser’s affiliates, and spouses and children under the age of 21 of each of the foregoing;

4.	For accounts owned by employees (and their spouses and children under the age of 21, and their employed staff) of financial institutions having agreements with the Funds;

5.	For accounts owned by employees (and their spouses and children under the age of 21, and their employed staff) of any broker-dealer with whom the Distributor enters into a dealer agreement to sell Shares of the Funds;

6.	To the extent that the redemption is involuntary (CDSC Waiver);

7.	For accounts owned by all Everence Capital Management, Mennonite Foundation and Everence Trust Company investment advisory accounts and other affiliates of the Adviser;

8.	For investment advisers or financial planners who place trades for their own accounts or the accounts of their clients, and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent: such accounts include retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401, 403(b) or 457 of the Internal Revenue Code and “rabbi trusts”;

9.	Provided that the Shareholder withdraws no more than 12 percent of the account value annually using the Auto Withdrawal Plan feature, subject to the limitation set forth under “Auto Withdrawal Plan”, above (CDSC Waiver);

III-8

10.	For accounts owned by employees of firms that have entered into an agreement to offer the Funds as part of their retirement or deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401, 403(b) or 457 of the Internal Revenue Code administered by third-party plan administrators on behalf of plan participants; and

11.	For investment of proceeds from redemptions from another mutual fund complex within 90 days after redemption, provided you had paid a front-end sales charge when acquiring those shares.

For items 1 and 2 above, shareholders must notify the Trust either directly or through their broker-dealers, at the time of purchase or redemption, that they are entitled to a waiver of the sales charge or CDSC. For Items 3, 4, 5, 7, 8, 10 and 11 above, shareholders must notify the Trust directly, AT THE TIME OF PURCHASE, that they are entitled to a waiver of the sales charge or CDSC. The waiver will be granted subject to confirmation of the investor’s situation. For Item 8 above, sales load waivers do not apply to any fees imposed on redemptions or exchanges. Please see the sections titled “General policies on selling shares” and “Market timing and excessive trading” for more information.

The Distributor and the Adviser, at their expense and from their legitimate profits, may provide compensation to dealers in connection with sales of Shares of a Fund. Shares sold subject to the waiver of the sales charges are not eligible for the payment of such compensation.

The Distributor may provide additional compensation to securities dealers in an amount up to 0.75 percent of the offering price of shares, as applicable, of the Funds for individual sales of $1 million to $5 million and 0.50 percent of the offering price of shares, as applicable, for individual sales over $5 million.

The Adviser and/or its affiliates may pay out of their own assets and legitimate profits compensation to broker-dealers and other persons for the sale and distribution and/or for the servicing of shares of the Funds. This compensation consists of payments over and above the sales charges (and any applicable Rule 12b-1 fees) and service fees paid by the Funds. This compensation may be made to supplement commissions re-allowed to dealers, and may take the form of incentives for health benefits and deferred compensation. To earn incentives, the Adviser may combine Fund sales with sales of other products offered by the Adviser and/or its affiliates, including insurance products. In addition, the Adviser may make payments, in the form of intra-company payments, out of its own assets and legitimate profits and at no additional costs to the Funds or shareholders, to its affiliates in consideration of the assets invested in the Funds through that affiliate or ongoing shareholder services provided by that affiliate to shareholders.

The Adviser may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund.

III-9

Reinstatement Privilege

You may, within 90 days of redemption, reinvest all or part of your sale proceeds by sending a written request and a check to the Fund. If the redemption proceeds were from the sale of your shares, you can reinvest into shares of any Praxis Fund Class A at the NAV. Reinvestment will be at the NAV next calculated after the Fund receives your request.

Distribution and Service (12b-1) Fees

Class A Shares incur 12b-1 fees. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds’ shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an on-going basis, and will increase the cost of your investment. See “Fees and expenses” tables for the Funds for additional information.

The Rule 12b-1 Plan authorizes Class A shares to pay a 12b-1 fee of up to 0.50 percent of the average daily net assets of the applicable Fund, although the Board of Trustees has currently authorized payments not to exceed 0.25 percent. The Distributor may use up to 0.25 percent of the 12b-1 fee for shareholder servicing and up to 0.25 percent for distribution.

Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

The Investment Adviser

Everence Capital Management, Inc. (“the Adviser”), 1110 North Main Street, Goshen, Indiana 46528, is the investment adviser for the Funds. The Adviser, which is a separate corporate entity owned by Everence Holdings, Inc., is a registered investment adviser with the SEC.

The Adviser makes the day-to-day investment decisions for the Acquiring Fund. In addition, the Adviser continuously reviews, supervises and administers each Fund’s investment program, and is responsible for directing the “stewardship investing” aspects of each Fund’s program. For these advisory services, the Fund pays the following fee during the fiscal year ended December 31, 2011:

Fund Name	Percentage of average net assets as of 12/31/2011
Growth Index Fund (“Acquiring Fund”)	0.30%

Growth Index Fund (“Acquiring Fund”) Portfolio Manager

Chad Horning, CFA®

Chad Horning has been the manager of the Growth Index Fund since its inception. He was co-portfolio manager of the Core Stock Fund from 2000-2005. He began at Everence as an equity analyst in 1999. Prior to joining Everence, he was an economic analyst for Devtech Systems, an international development consulting firm in Washington, D.C. Chad is a 1999 graduate in economics from Goshen (Ind.) College and his master’s degree in economics from the University of Maryland in 1996. He received his Chartered Financial Analyst® (CFA®) designation in 2001.

III-10

Appendix IV

Praxis Core Stock Fund - Class A

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009 (a)	Year Ended December 31, 2008	Year Ended December 31, 2007
Net asset value at beginning of period	$12.60	$11.30	$8.79	$14.87	$15.40
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.07)	0.01	0.05	0.13
Net realized and unrealized gains (losses) on investments	(0.48)	1.37	2.54	(6.08)	(0.24)
Total from investment operations	(0.49)	1.30	2.55	(6.03)	(0.11)
Less distributions:
Dividends from net investment income	—	—	(0.04)	(0.05)	(0.14)
Distributions from net realized gains	—	—	—	—	(0.28)
Total distributions	—	—	(0.04)	(0.05)	(0.42)
Paid-in capital from redemption fees (b)	—	—	—	—	—
Net asset value at end of period	$12.11	$12.60	$11.30	$8.79	$14.87
Total return (excludes sales charge)	(3.89)%	11.50%	29.00%	(40.64)%	(0.68)%
Net assets at end of period (000s)	$48,109	$65,185	$93,120	$55,151	$99,838
Ratio of net expenses to average net assets	1.61%	1.74%	1.44%	1.31%	1.45%
Ratio of net investment income (loss) to average net assets	0.15%	(0.16)%	0.15%	0.42%	0.81%
Ratio of gross expenses to average net assets*	1.61%	1.74%	1.69%	1.56%	1.70%
Portfolio turnover rate	14.83%	7.43%	12.64%	29.73%	12.17%

Praxis Core Stock Fund - Class I

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Net asset value at beginning of period	$12.67	$11.37	$8.84	$14.94	$15.45
Income (loss) from investment operations:
Net investment income	0.11	0.08	0.06	0.09	0.20
Net realized and unrealized gains (losses) on investments	(0.51)	1.33	2.53	(6.11)	(0.24)
Total from investment operations	(0.40)	1.41	2.59	(6.02)	(0.04)
Less distributions:
Dividends from net investment income	(0.06)	(0.11)	(0.06)	(0.08)	(0.19)
Distributions from net realized gains	—	—	—	—	(0.28)
Total distributions	(0.06)	(0.11)	(0.06)	(0.08)	(0.47)
Paid-in capital from redemption fees	—	—	—	— (b)	—
Net asset value at end of period	$12.21	$12.67	$11.37	$8.84	$14.94
Total return (excludes sales charge)	(3.18)%	12.38%	29.35%	(40.43)%	(0.26)%
Net assets at end of period (000s)	$94,794	$107,192	$101,777	$90,820	$159,737
Ratio of net expenses to average net assets	0.91%	0.94%	1.08%	1.01%	1.05%
Ratio of net investment income to average net assets	0.85%	0.66%	0.57%	0.72%	1.20%
Portfolio turnover rate	14.83%	7.43%	12.64%	29.73%	12.17%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	On August 17, 2009, Class B shares were exchanged for Class A shares.
(b)	Amount is less than $0.005 per share.

IV-1

For a share outstanding throughout the period indicated.

Praxis Growth Index Fund - Class A

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009(a)	Year Ended December 31, 2008	Period Ended December 31, 2007(e)
Net asset value at beginning of period	$9.86	$8.71	$6.50	$10.40	$10.00
Income (loss) from investment operations:
Net investment income	0.01	0.01	0.03	0.01	0.02
Net realized and unrealized gains (losses) on investments	0.10	1.14	2.20	(3.89)	0.38
Total from investment operations	0.11	1.15	2.23	(3.88)	0.40
Less distributions:
Dividends from net investment income	(0.01)	—	(0.02)	(0.02)	—
Distributions from net realized gains	—	—	—	—	—	(b)
Total distributions	(0.01)	—	(0.02)	(0.02)	—	(b)
Paid-in capital from redemption fees	— (b)	— (b)	—	— (b)	—	(b)
Net asset value at end of period	$9.96	$9.86	$8.71	$6.50	$10.40
Total return (excludes sales charge)	1.12%	13.20%	34.38%	(37.34)%	4.03	%(c)
Net assets at end of period (000s)	$3,363	$2,911	$4,714	$2,504	$2,232
Ratio of net expenses to average net assets	1.10%	1.10%	0.93%	0.94%	1.16	%(d)
Ratio of net investment income to average net assets	0.14%	0.13%	0.42%	0.19%	0.68	%(d)
Ratio of gross expenses to average net assets*	2.01%	2.68%	1.54%	1.51%	3.65	%(d)
Portfolio turnover rate	21.18%	28.55%	30.99%	28.40%	36.64	%(c)

Praxis Growth Index Fund - Class I

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Period Ended December 31, 2007(e)
Net asset value at beginning of period	$9.86	$8.72	$6.51	$10.41	$10.00
Income (loss) from investment operations:
Net investment income	0.07	0.05	0.04	0.04	—	(b)
Net realized and unrealized gains (losses) on investments	0.10	1.15	2.20	(3.90)	0.42
Total from investment operations	0.17	1.20	2.24	(3.86)	0.42
Less distributions:
Dividends from net investment income	(0.07)	(0.06)	(0.03)	(0.04)	(0.01)
Distributions from net realized gains	—	—	—	—	—	(b)
Total distributions	(0.07)	(0.06)	(0.03)	(0.04)	(0.01)
Net asset value at end of period	$9.96	$9.86	$8.72	$6.51	$10.41
Total return (excludes sales charge)	1.73%	13.74%	34.46%	(37.09)%	4.18	%(c)
Net assets at end of period (000s)	$33,843	$29,401	$16,570	$12,388	$24,203
Ratio of net expenses to average net assets	0.50%	0.58%	0.81%	0.65%	0.82	%(d)
Ratio of net investment income to average net assets	0.75%	0.70%	0.54%	0.45%	0.34	%(d)
Ratio of gross expenses to average net assets*	0.50%	0.58%	0.87%	0.73%	2.41	%(d)
Portfolio turnover rate	21.18%	28.55%	30.99%	28.40%	36.64	%(c)

*	During the period, certain expenses were reduced and/or reimbursed by the Adviser and/or Distributor. If such activity had not occurred, the ratios would have been as indicated.
(a)	On August 17, 2009, Class B shares were exchanged for Class A shares.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period May 1, 2007 (commencement of operations) through December 31, 2007.

IV-2

PROXY for

Praxis Core Stock Fund

Special Meeting of Shareholders

To Be Held on December 12, 2012

The undersigned Shareholder of Praxis Core Stock Fund, a series of Praxis Mutual Funds (the “Trust”) acknowledges receipt of the Notice of Special Meeting of Shareholders of Praxis Core Stock Fund to be held at the offices of the Trust’s Administrator, J.P. Morgan Chase Bank, N.A., 70 Fargo Street, Boston, Massachusetts 02110 on December 12, 2012 at 9:00 am Eastern time and any postponements or adjournments thereof (“Special Meeting”), and appoints Charles J. Daly, Benjamin T. Doherty, and Susan N. Morrison (and each of them) proxies, with power of substitution, to attend the Special Meeting to vote all shares the undersigned is entitled to vote upon the matters indicated on the reverse side of this proxy card and with discretionary power to vote on any other business that may properly come before the Special Meeting (including any postponements or adjournments).

This Proxy when properly executed will be voted in the manner directed by the undersigned. The solicitation of this Proxy is made on behalf of the Board of Trustees of the Trust. If this Proxy is executed and returned in time and no choice is indicated as to an item, this Proxy will be voted affirmatively on such matter. Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting (including any postponements or adjournments).

Shareholder Name Here Shareholder Address Here [shows through window on outbound envelope]

QUESTIONS ABOUT THIS PROXY? If you have any questions about the proxy materials or regarding how to vote your shares, please contact our proxy information line toll-free at 1-800-___-___. Representatives are available __________.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders To Be Held On December 12, 2012:

The Proxy Statement for this Special Meeting is available at: _______________________.

PLEASE FOLD HERE AND RETURN THE ENTIRE BALLOT – DO NOT DETACH

Please see the instructions below if you wish to vote by PHONE (live representative), via the INTERNETor by MAIL. Please use whichever method is most convenient for you, although voting by phone or via the Internet is quicker and saves costs. If you choose to vote by phone or via the Internet, you should not mail your proxy card. Please vote today!

PHONE: To cast your vote by phone with a proxy voting representative, call toll-free 1-800-___-___ and provide the representative with the control number found on the reverse side of this proxy card. Representatives are available to take your voting instructions Monday through Friday _____ to _____ Eastern Time.

INTERNET: To cast your vote via the Internet, go to www.____________, enter the control number found on the reverse side of this proxy card, and follow the simple instructions on the website.

MAIL: To cast your vote by mail, check the appropriate voting box on the reverse side of this proxy card, sign and date the card and return it [in the enclosed postage-paid envelope.]

NOTE: Please sign below exactly as your name appears on the books of the Trust. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

 ______________________________

Shareholder sign here Date

 ______________________________

Joint owner sign here Date

IT IS IMPORTANT THAT PROXIES BE VOTED PROMPTLY. EVERY SHAREHOLDER’S VOTE IS IMPORTANT.

CONTROL NUMBER

9999999999

If you received more than one ballot because you have multiple investments in the Fund, please remember to vote all of your ballots!

Remember to sign and date the reverse side before mailing in your vote. This proxy card is valid only when signed and dated.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BY THE UNDERSIGNED. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED “FOR” THE PROPOSAL.

PLEASE FOLD HERE AND RETURN THE ENTIRE BALLOT – DO NOT DETACH

TO VOTE, MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ■

 THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

	FOR	AGAINST	ABSTAIN
1. PROPOSAL: To approve the proposed Agreement and Plan of Reorganization pursuant to which Praxis Growth Index Fund (“Acquiring Fund”), would acquire all or substantially all of the assets of Praxis Core Stock Fund (“Acquired Fund”) in exchange for shares of Acquiring Fund to be distributed pro rata by Acquired Fund in complete liquidation and termination of Acquired Fund.	□	□	□

THANK YOU FOR VOTING

17592737.1

PART B

Praxis Mutual Funds

Statement of Additional Information
November 1, 2012

Acquisition of all of the assets and liabilities:	By and in exchange for shares of:

Acquired Fund	Acquiring Fund
Praxis Core Stock Fund	Praxis Growth Index Fund

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Combined Proxy Statement/Prospectus dated November 1, 2012 (the “Proxy Statement/Prospectus”) relating specifically to the Special Meeting of Shareholders of the Praxis Core Stock Fund to be held on December 12, 2012. The Praxis Core Stock Fund and Praxis Growth Index Fund are hereinafter referred to respectively as the “Acquired Fund” and “Acquiring Fund,” or collectively as the “Funds.” The Funds are separate investment portfolios of Praxis Mutual Funds (the “Trust”). Copies of the Proxy Statement/Prospectus may be obtained by writing the Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or by telephoning toll free (800) 977-2947.

1

TABLE OF CONTENTS

Page

General Information	54
Incorporation by Reference into the Statement of Additional Information	54
Pro Forma Financial Statements and Notes for Core Stock Fund and Growth Index Fund	55

2

General Information

Praxis Mutual Funds (the “Trust”) is an open-end management investment company registered in Delaware which currently offers multiple investment portfolios (the “Funds”). Each Fund is a diversified portfolio of the Company. Much of the information contained in this SAI expands upon subjects discussed in the Prospectus of the Funds. Capitalized terms not defined herein are defined in the Proxy Statement/Prospectus. No investment in Shares of a Fund should be made without first reading the Proxy Statement/Prospectus.

This SAI and the Proxy Statement/Prospectus are related to the acquisition of all the assets of the Acquired Fund (the Praxis Core Stock Fund) by the Acquiring Fund (the Praxis Growth Index Fund) and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund. Such assets are proposed to be exchanged for shares of the Acquiring Fund having an aggregate value equal to the net asset value of the Acquired Fund’s Class A and Class I shares as of immediately before the close of business on December 14, 2012, or such other date and time as the parties may agree (the “Closing Time”). At the established Closing Time, the Acquiring Fund will distribute shares to each holder of the Acquired Fund shares in an amount equal in value to the shareholder’s Acquired Fund shares as of the Closing Time and the Acquired Fund will be completed liquidated as soon as reasonably practicable thereafter (the “Reorganization”).

Incorporation by Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents:

1.	Statement of Additional Information dated April 30, 2012 with respect to the Acquiring Fund and Acquired Fund (previously filed on EDGAR, Accession No. 0001144204-12-024863).

2.	The audited financial statements and related report of the independent registered public accounting firm included in the Annual Report of Shareholders of the Praxis Mutual Funds for the fiscal year ended December 31, 2011 (previously filed on EDGAR, Accession No. 0000891804-12-000427).

3.	The unaudited financial statements included in the Semi-Annual Report to Shareholders of the Praxis Mutual Funds for the fiscal period ended June 30, 2012 (previously filed on EDGAR, Accession No. 0000891804-12-001164).

3

Pro Forma Financial Statements and Notes for Core Stock Fund and Growth Index Fund

Merger of Praxis Growth Index Fund (Surviving Fund) and Praxis Core Stock Fund (Acquired Fund)

Investments as of June 30, 2012

	Praxis Growth Index Fund			Praxis Core Stock Fund				Consolidated Portfolio
	%	Shares	Value	%	Shares	Value		%	Shares	Value

COMMON STOCKS	98.9%			93.9%				95.5%
AIR FREIGHT & LOGISTICS	2.1%							0.6%
C. H. Robinson Worldwide, Inc.		1,398	81,825						1,398	81,825
Expeditors International of Washington, Inc.		1,767	68,471						1,767	68,471
FedEx Corp.		924	84,648						924	84,648
United Parcel Service, Inc., Class B		10,376	817,214						10,376	817,214
			1,052,158							1,052,158

AUTOMOBILES	0.2%			0.7%				0.5%
Harley-Davidson, Inc.		1,712	78,290		16,340	747,228			18,052	825,518

BEVERAGES	4.5%			1.5%				2.4%
Coca-Cola Co.		18,213	1,424,074						18,213	1,424,074
PepsiCo, Inc.		11,889	840,077		22,710	1,775,695	#		34,599	2,615,772
			2,264,151							4,039,846

BIOTECHNOLOGY	2.8%							0.9%
Amgen, Inc.		6,714	490,391						6,714	490,391
Biogen Idec, Inc.(a)		2,403	346,945						2,403	346,945
Celgene Corp.(a)		4,249	272,616						4,249	272,616
Gilead Sciences, Inc.(a)		6,347	325,474						6,347	325,474
			1,435,426							1,435,426

CAPITAL MARKETS	1.3%			9.0%				6.7%
Ameriprise Financial, Inc.					9,500	496,470			9,500	496,470
Bank of New York Mellon Corp.					276,800	6,075,760			276,800	6,075,760
BlackRock, Inc.		1,491	253,202						1,491	253,202
Charles Schwab Corp.					48,850	631,630			48,850	631,630
Goldman Sachs Group, Inc.					4,960	475,466			4,960	475,466
Franklin Resources, Inc.		1,771	196,563						1,771	196,563
Julius Baer Group Ltd.(Switzerland)(a)					74,420	2,686,224			74,420	2,686,224
Northern Trust Corp.		1,775	81,685						1,775	81,685
T. Rowe Price Group, Inc.		1,784	112,321						1,784	112,321
			643,771			10,365,550				11,009,321

CHEMICALS	3.0%			3.4%				3.3%
Air Products & Chemicals, Inc.		2,429	196,093		19,380	1,564,547			21,809	1,760,640
CF Industries Holdings, Inc.		492	95,320						492	95,320
E.I. du Pont de Nemours & Co.		4,926	249,108						4,926	249,108
Ecolab, Inc.		3,365	230,603		11,230	769,592			14,595	1,000,195
PPG Industries, Inc.		1,558	165,335						1,558	165,335
Potash Corp of Saskatchewan, Inc.(Canada)					24,261	1,059,963			24,261	1,059,963
Praxair, Inc.		3,579	389,145		5,000	543,650			8,579	932,795
Sherwin-Williams Co.		718	95,027						718	95,027
Sigma-Aldrich Corp.		1,156	85,463						1,156	85,463
			1,506,094			3,937,752				5,443,846
COMMERCIAL BANKS				6.4%				4.4%
Wells Fargo & Co.					219,248	7,331,653			219,248	7,331,653

COMMERCIAL SERVICES & SUPPLIES	0.4%			1.6%				1.2%
Iron Mountain, Inc.		2,811	92,650		56,700	1,868,832			59,511	1,961,482
Stericycle, Inc.(a)		958	87,820						958	87,820
			180,470							2,049,302

4

COMMUNICATIONS EQUIPMENT	1.9%						0.6%
F5 Networks, Inc.(a)		669	66,606					669	66,606
Juniper Networks, Inc.(a)		3,772	61,521					3,772	61,521
QUALCOMM, Inc.		14,756	821,614					14,756	821,614
			949,741						949,741

COMPUTERS & PERIPHERALS	8.9%			0.5%			3.0%
Apple, Inc.(a)		7,018	4,098,512					7,018	4,098,512
EMC Corp.(a)		8,531	218,650					8,531	218,650
Hewlett-Packard Co.					25,750	517,833		25,750	517,833
NetApp, Inc.(a)		2,370	75,413					2,370	75,413
SanDisk Corp.(a)		1,971	71,902					1,971	71,902
			4,464,477						4,982,310
CONSTRUCTION MATERIALS				0.2%			0.2%
Martin Marietta Materials, Inc.					3,520	277,446		3,520	277,446

CONSUMER FINANCE	0.7%			6.6%			4.7%
American Express Co.		6,243	363,405		127,420	7,417,118		133,663	7,780,523

CONTAINERS & PACKAGING				0.3%			0.2%
Sealed Air Corp.					21,900	338,136		21,900	338,136

DISTRIBUTORS				0.3%			0.2%
Li & Fung Ltd.(Hong Kong)					190,500	363,912		190,500	363,912

DIVERSIFIED FINANCIAL SERVICES	0.2%			1.0%			0.7%
CME Group, Inc.					1,110	297,602		1,110	297,602
IntercontinentalExchange, Inc.(a)		620	84,308					620	84308
JPMorgan Chase & Co.					22,150	791,420		22,150	791,420
						1,089,022			1,173,330

DIVERSIFIED TELECOMMUNICATION SERVICES	1.5%						0.5%
AT&T, Inc.		6,295	224,480					6,295	224,480
Verizon Communications, Inc.		11,941	530,658					11,941	530,658
			755,138						755,138

ELECTRIC UTILITIES	0.8%						0.2%
NextEra Energy, Inc.		1,969	135,487					1,969	135,487
PPL Corp.		3,066	85,265					3,066	85,265
Southern Co.		3,450	159,735					3,450	159,735
			380,487						380,487

ELECTRICAL EQUIPMENT	1.2%			0.5%			0.7%
AMETEK, Inc.		1,712	85,446					1,712	85,446
Emerson Electric Co.		5,970	278,083		11,160	519,833		17,130	797,916
Rockwell Automation, Inc.		2,070	136,744					2,070	136,744
Roper Industries, Inc.		1,263	124,506					1,263	124,506
			624,779						1,144,612

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS	0.1%						0%**
Amphenol Corp., Class A		1,405	77,163					1,405	77,163

5

ENERGY EQUIPMENT & SERVICES	2.7%			0.6%			1.3%
Cameron International Corp.(a)		4,088	174,599					4,088	174,599
Diamond Offshore Drilling, Inc.		1,987	117,491					1,987	117,491
FMC Technologies, Inc.(a)		2,913	114,277					2,913	114,277
National Oilwell Varco, Inc.		3,535	227,795					3,535	227,795
Schlumberger Ltd.		11,006	714,400					11,006	714,400
Transocean Ltd.(Switzerland)					16,085	719,482		16,085	719,482
			1,348,562						2,068,044

FOOD & STAPLES RETAILING	1.7%			12.5%			9.3%
Costco Wholesale Corp.		1,284	121,980		60,600	5,757,000		61,884	5,878,980
CVS Caremark Corp.					170,962	7,989,054		170,962	7,989,054
Sysco Corp.					12,250	365,173		12,250	365,173
Walgreen Co.		2,495	73,802		10,660	315,323		13,155	389,125
Wal-Mart Stores, Inc.		8,217	572,889					8,217	572,889
Whole Foods Market, Inc.		1,082	103,137					1,082	103,137
			871,808			14,426,550			15,298,358

FOOD PRODUCTS	2.2%			0.3%			0.9%
Campbell Soup Co.		2,508	83,717					2,508	83,717
General Mills, Inc.		4,665	179,789					4,665	179,789
H.J. Heinz Co.		1,572	85,485					1,572	85,485
Hershey Co.		1,517	109,270					1,517	109,270
Kellogg Co.		2,054	101,324					2,054	101,324
Kraft Foods, Inc., Class A		10,711	413,659					10,711	413,659
Mead Johnson Nutrition Co.		1,738	139,926					1,738	139,926
Unilever NV - NY Registry Shares(Netherlands)					9,500	316,825		9,500	316,825
			1,113,170						1,429,995

GAS UTILITIES	0.5%						0.2%
AGL Resources, Inc.		2,554	98,967					2,554	98,967
ONEOK, Inc.		3,796	160,609					3,796	160,609
			259,576						259,576

HEALTH CARE EQUIPMENT & SUPPLIES	2.8%			0%**			0.9%
Baxter International, Inc.		3,841	204,149		590	31,359		4,431	235,508
Becton Dickinson and Co.		1,088	81,328					1,088	81,328
C.R. Bard, Inc.		860	92,398					860	92,398
Covidien plc		2,842	152,047					2,842	152,047
Edwards Lifesciences Corp.(a)		1,144	118,175					1,144	118,175
Intuitive Surgical, Inc.(a)		399	220,962					399	220,962
Medtronic, Inc.		4,575	177,190					4,575	177,190
St. Jude Medical, Inc.		2,061	82,255					2,061	82,255
Stryker Corp.		2,340	128,934					2,340	128,934
Varian Medical Systems, Inc.(a)		1,224	74,383					1,224	74,383
Zimmer Holdings, Inc.		1,293	83,217					1,293	83,217
			1,415,038						1,446,397

HEALTH CARE PROVIDERS & SERVICES	2.8%			2.6%			2.7%
Aetna, Inc.		1,725	66,878					1,725	66,878
DaVita, Inc.(a)		957	93,987					957	93,987
Express Scripts Holding Co.(a)		7,195	401,697		53,380	2,980,205		60,575	3,381,902
Humana, Inc.		924	71,555					924	71,555
Laboratory Corp. of America Holdings(a)		927	85,849					927	85,849
Quest Diagnostics, Inc.		1,816	108,778					1,816	108,778
UnitedHealth Group, Inc.		8,801	514,859					8,801	514,859
WellPoint, Inc.		1,187	75,719					1,187	75,719
			1,419,322						4,399,527

6

HEALTH CARE TECHNOLOGY	0.2%						0.1%
Cerner Corp.(a)		1,129	93,323					1,129	93,323

HOTELS, RESTAURANTS & LEISURE	3.5%						1.1%
Chipotle Mexican Grill, Inc.(a)		383	145,521					383	145,521
Marriott International, Inc., Class A		2,211	86,671					2,211	86,671
McDonald's Corp.		9,366	829,172					9,366	829,172
Starbucks Corp.		6,596	351,699					6,596	351,699
Starwood Hotels & Resorts Worldwide, Inc.		1,476	78,287					1,476	78,287
Yum! Brands, Inc.		4,247	273,592					4,247	273,592
			1,764,942						1,764,942

HOUSEHOLD DURABLES				0.2%			0.2%
Hunter Douglas NV(Netherlands)					6,740	262,281		6,740	262,281

HOUSEHOLD PRODUCTS	3.8%						1.2%
Clorox Co.		1,189	86,155					1,189	86,155
Colgate-Palmolive Co.		4,312	448,879					4,312	448,879
Kimberly-Clark Corp.		3,029	253,739					3,029	253,739
Procter & Gamble Co.		18,580	1,138,025					18,580	1,138,025
			1,926,798						1,926,798

INDUSTRIAL CONGLOMERATES	0.9%						0.3%
3M Co.		5,233	468,877					5,233	468,877

INSURANCE	1.2%			12.9%			9.3%
ACE Ltd.(Switzerland)					12,760	945,899		12,760	945,899
Aflac, Inc.		4,019	171,169					4,019	171,169
Alleghany Corp.(a)					6,196	2,105,091		6,196	2,105,091
Aon plc		1,713	80,134		4,300	201,154		6,013	281,288
Berkshire Hathaway, Inc., Class A(a)					29	3,623,405		29	3,623,405
Berkshire Hathaway, Inc., Class B(a)		2,189	182,409					2,189	182,409
Chubb Corp.		1,180	85,928					1,180	85,928
Everest Re Group Ltd.(Bermuda)					2,240	231,817		2,240	231,817
Fairfax Financial Holdings Ltd.(Canada)					2,100	822,570		2,100	822,570
Loews Corp.					86,910	3,555,488		86,910	3,555,488
Markel Corp.(a)					480	212,016		480	212,016
Progressive Corp.					151,060	3,146,580		151,060	3,146,580
Travelers Cos., Inc.		1,406	89,759					1,406	89,759
			609,399			14,844,020			15,453,419

INTERNET & CATALOG RETAIL	1.8%			2.0%			2.0%
Amazon.com, Inc.(a)		2,761	630,474					2,761	630,474
Expedia, Inc.					10,135	487,189		10,135	487,189
Groupon, Inc.(a)					27,190	289,030		27,190	289,030
Liberty Interactive Corp., Series A(a)					42,075	748,514		42,075	748,514
NetFlix, Inc.(a)					11,300	773,711		11,300	773,711
priceline.com, Inc.(a)		455	302,357					455	302,357
			932,831			2,298,444			3,231,275

INTERNET SOFTWARE & SERVICES	3.3%			3.6%			3.5%
Akamai Technologies, Inc.(a)		2,273	72,168					2,273	72,168
eBay, Inc.(a)		7,408	311,210					7,408	311,210
Google, Inc., Class A(a)		2,036	1,181,023		7,210	4,182,305		9,246	5,363,328
VeriSign, Inc.(a)		2,092	91,148					2,092	91,148
			1,655,549						5,837,854

7

IT SERVICES	7.2%			0.7%			2.7%
Accenture plc, Class A		4,604	276,654					4,604	276,654
Automatic Data Processing, Inc.		3,773	210,005					3,773	210,005
Cognizant Technology Solutions Corp., Class A(a)		2,671	160,260					2,671	160,260
Fiserv, Inc.(a)		1,201	86,736					1,201	86,736
International Business Machines Corp.		8,929	1,746,334					8,929	1,746,334
Mastercard, Inc., Class A		980	421,508					980	421,508
Paychex, Inc.		2,660	83,551					2,660	83,551
Teradata Corp.(a)		1,205	86,772					1,205	86,772
Visa, Inc., Class A		4,446	549,659		6,690	827,085		11,136	1,376,744
			3,621,479						4,448,564

LIFE SCIENCES TOOLS & SERVICES	0.5%			0.4%			0.5%
Agilent Technologies, Inc.					13,070	512,867		13,070	512,867
Life Technologies Corp.(a)		1,763	79,318					1,763	79,318
Thermo Fisher Scientific, Inc.		1,564	81,187					1,564	81,187
Waters Corp.(a)		930	73,907					930	73,907
			234,412						747,279

MACHINERY	1.5%			0.7%			0.9%
Deere & Co.		4,357	352,351					4,357	352,351
Illinois Tool Works, Inc.		3,797	200,823					3,797	200,823
Joy Global, Inc.		1,081	61,325					1,081	61,325
PACCAR, Inc.					19,520	764,989		19,520	764,989
Parker Hannifin Corp.		1,997	153,529					1,997	153,529
			768,028						1,533,017

MARINE				1.4%			1.0%
China Shipping Development Co. Ltd., Class H(China)					400,400	185,802		400,400	185,802
Kuehne + Nagel International AG(Switzerland)					13,140	1,387,165		13,140	1,387,165
						1,572,967			1,572,967

MEDIA	2.4%			2.9%			2.8%
Comcast Corp., Class A		2,797	89,420					2,797	89,420
DIRECTV, Class A(a)		5,581	272,464					5,581	272,464
Discovery Communications, Inc., Class A(a)		2,039	110,106					2,039	110,106
Grupo Televisa SAB, ADR(Mexico)					12,580	270,218		12,580	270,218
Liberty Global, Inc., Class A(a)		1,658	82,287					1,658	82,287
McGraw-Hill Cos., Inc.		1,927	86,715					1,927	86,715
Omnicom Group, Inc.		1,678	81,551					1,678	81,551
Time Warner Cable, Inc.		2,069	169,865					2,069	169,865
Viacom, Inc., Class B		4,876	229,269					4,876	229,269
Walt Disney Co.		1,970	95,545		63,430	3,076,355		65,400	3,171,900
			1,217,222			3,346,573			4,563,795

METALS & MINING	0.1%			1.2%			0.9%
BHP Billiton plc(United Kingdom)					25,950	733,987		25,950	733,987
Cliffs Natural Resources, Inc.		1,168	57,571					1,168	57,571
Rio Tinto plc(United Kingdom)					14,150	669,041		14,150	669,041
						1,403,028			1,460,599

8

MULTILINE RETAIL	0.5%						0.1%
Dollar Tree, Inc.(a)		1,732	93,181					1,732	93,181
Target Corp.		2,472	143,846					2,472	143,846
			237,027						237,027

OIL, GAS & CONSUMABLE FUELS	7.0%			1.2%			6.2%
Apache Corp.		2,777	244,070					2,777	244,070
BP plc, ADR		10,036	406,859					10,036	406,859
Cabot Oil & Gas Corp.		2,707	106,656					2,707	106,656
Canadian Natural Resources Ltd.(Canada)					104,830	2,814,685		104,830	2,814,685
Concho Resources, Inc.(a)		813	69,203					813	69,203
ConocoPhillips		10,060	562,153					10,060	562,153
Devon Energy Corp.		1,201	69,646		22,890	1,327,391		24,091	1,397,037
EOG Resources, Inc.		2,890	260,418		27,870	2,511,366		30,760	2,771,784
EQT Corp.		1,791	96,051					1,791	96,051
Hess Corp.		1,466	63,698					1,466	63,698
Marathon Oil Corp.		4,812	123,043					4,812	123,043
Murphy Oil Corp.		1,554	78,151					1,554	78,151
Noble Energy, Inc.		1,742	147,756					1,742	147,756
OGX Petroleo e Gas Participacoes SA(Brazil)(a)					39,600	108,439		39,600	108,439
Phillips 66(a)		2,195	72,962					2,195	72,962
Pioneer Natural Resources Co.		1,838	162,130					1,838	162,130
Range Resources Corp.		1,476	91,320					1,476	91,320
Royal Dutch Shell plc, Class A, ADR		8,049	542,744					8,049	542,744
Southwestern Energy Co.(a)		3,347	106,870					3,347	106,870
Spectra Energy Corp.		7,158	208,011					7,158	208,011
Williams Cos., Inc.		3,809	109,775					3,809	109,775
			3,521,516			6,761,881			10,283,397

PAPER & FOREST PRODUCTS				0.0%**			0%**
Sino-Forest Corp.(Canada)(a)(b)					111,360	0		111,360	0

PERSONAL PRODUCTS	0.2%			0.2%			0.2%
Estee Lauder Cos., Inc., Class A		1,580	85,510					1,580	85,510
Natura Cosmeticos SA(Brazil)					9,100	209,773		9,100	209,773
									295,283
PHARMACEUTICALS	8.1%			1.2%			3.3%
Abbott Laboratories		13,431	865,897					13,431	865,897
Allergan, Inc./United States		2,086	193,101					2,086	193,101
Bristol-Myers Squibb Co.		8,922	320,746					8,922	320,746
Eli Lilly & Co.		6,697	287,368					6,697	287,368
Johnson & Johnson		21,780	1,471,457		4,100	276,996		25,880	1,748,453
Merck & Co., Inc.		18,738	782,311		8,816	368,068		27,554	1,150,379
Mylan, Inc.(a)		3,708	79,240					3,708	79,240
Perrigo Co		799	94,226					799	94,226
Roche Holding AG(Switzerland)					4,500	775,641		4,500	775,641
			4,094,346			1,420,705			5,515,051

PROFESSIONAL SERVICES	0.2%						0%**
Robert Half International, Inc.		2,813	80,367					2,813	80,367

REAL ESTATE INVESTMENT TRUSTS (REITS)	1.5%						0.5%
American Tower Corp.		3,920	274,047					3,920	274,047
Public Storage		1,381	199,430					1,381	199,430
Simon Property Group, Inc.		1,919	298,712					1,919	298,712
			772,189						772,189

REAL ESTATE MANAGEMENT & DEVELOPMENT				2.5%			1.7%
Brookfield Asset Management, Inc., Class A(Canada)					42,500	1,406,750		42,500	1,406,750
Hang Lung Group Ltd.(Hong Kong)					231,000	1,415,844		231,000	1,415,844
						2,822,594			2,822,594

ROAD & RAIL	0.9%						0.3%
CSX Corp.		9,008	201,419					9,008	201,419
Kansas City Southern		1,158	80,550					1,158	80,550
Norfolk Southern Corp.		2,750	197,368					2,750	197,368
			479,337						479,337

9

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2.0%			1.9%			1.9%
Altera Corp.		4,342	146,933					4,342	146,933
Analog Devices, Inc.		2,349	88,487					2,349	88,487
Broadcom Corp., Class A(a)		5,169	174,712					5,169	174,712
Intel Corp.		22,355	595,761		18,310	487,962		40,665	1,083,723
Texas Instruments, Inc.					58,290	1,672,340		58,290	1,672,340
			1,005,893			2,160,302			3,166,195

SOFTWARE	5.9%			2.7%			3.7%
Activision Blizzard, Inc.					63,040	755,850		63,040	755,850
Adobe Systems, Inc.(a)		2,475	80,116					2,475	80,116
Autodesk, Inc.(a)		2,053	71,834					2,053	71,834
BMC Software, Inc.(a)		909	38,796					909	38,796
Citrix Systems, Inc.(a)		2,149	180,387					2,149	180,387
Intuit, Inc.		3,067	182,026					3,067	182,026
Microsoft Corp.		36,526	1,117,330		42,700	1,306,193		79,226	2,423,523
Oracle Corp.		32,693	970,982		35,330	1,049,301		68,023	2,020,283
Red Hat, Inc.(a)		1,366	77,152					1,366	77,152
Salesforce.com, Inc.(a)		1,302	180,015					1,302	180,015
Symantec Corp.(a)		4,544	66,388					4,544	66,388
			2,965,026			3,111,344			6,076,370

SPECIALTY RETAIL	1.9%			3.8%			3.2%
AutoZone, Inc.(a)		219	80,410					219	80,410
Bed Bath & Beyond, Inc.(a)		1,184	73,171		57,100	3,528,780		58,284	3,601,951
CarMax, Inc.(a)					23,300	604,402		23,300	604,402
Home Depot, Inc.		5,456	289,114					5,456	289,114
O'Reilly Automotive, Inc.(a)		881	73,801					881	73,801
Ross Stores, Inc.		2,742	171,293					2,742	171,293
Tiffany & Co.					4,530	239,864		4,530	239,864
TJX Cos., Inc.		5,973	256,421					5,973	256,421
			944,210			4,373,046			5,317,256

TRANSPORTATION INFRASTRUCTURE				1.5%			1.1%
China Merchants Holdings International Co. Ltd.(Hong Kong)					579,794	1,752,547		579,794	1,752,547

TEXTILES, APPAREL & LUXURY GOODS	1.4%						0.4%
Coach, Inc.		3,202	187,253					3,202	187,253
Fossil, Inc.(a)		624	47,761					624	47,761
NIKE, Inc., Class B		3,104	272,469					3,104	272,469
Ralph Lauren Corp.		483	67,649					483	67,649
VF Corp.		1,117	149,064					1,117	149,064
			724,196						724,196

TRADING COMPANIES & DISTRIBUTORS	0.4%						0.1%
Fastenal Co.		1,699	68,487					1,699	68,487
W.W. Grainger, Inc.		752	143,812					752	143,812
			212,299						212,299

10

WIRELESS TELECOMMUNICATION SERVICES	0.2%			0.3%			0.2%
America Movil SAB de CV, Series L, ADR(Mexico)					11,210	292,133		11,210	292,133
Crown Castle International Corp.(a)		1,874	109,929					1,874	109,929
									402,062

							95.5%
TOTAL COMMON STOCKS			49,869,610			107,943,315			157,812,925

COMMERCIAL PAPER				3.2%			2.2%
Societe Generale North America, Inc., 0.20%, 7/02/12					3,709,000	3,708,963		3,709,000	3,708,963

CORPORATE NOTES	0.7%			1.6%			1.3%
COMMUNITY DEVELOPMENT	0.7%			1.6%			1.3%
Everence Community Investment, Inc., 1.00%, 12/15/12+(c)					703,000	703,000		703,000	703,000
Everence Community Investment, Inc., 1.50%, 12/15/13+(c)					566,000	563,811		566,000	563,811
Everence Community Investment, Inc., 1.00%, 11/30/13+(c)		35,000	35,000					35,000	35,000
Everence Community Investment, Inc., 1.50%, 11/30/13+(c)		230,000	230,000					230,000	230,000
Everence Community Investment, Inc., 1.50%, 12/15/14+(c)		75,000	74,710		566,000	566,000		641,000	640,710
TOTAL CORPORATE NOTES			339,710			1,832,811			2,172,521

SHORT TERM INVESTMENT	0.3%			0%**
INVESTMENT COMPANY	0.3%			0%**			0.1%
JPMorgan U.S. Government Money Market Fund, Premier Shares		150,847	150,847		6,844	6,844		157,691	157,691

TOTAL INVESTMENTS (Cost* $41,780,263, $97,823,008 and $139,603,271 respectively)	99.9%		50,360,167	98.7%		113,491,933	99.1%		163,852,100
Other assets in excess of liabilities***	0.1%		-61,549	1.3%		1,533,573	0.9%		1,472,024
NET ASSETS—100%			50,391,118			115,025,506	100.0%		165,324,124

+ Variable rate security. Rates presented are the rates in effect at June 30, 2012.

(a) Non-income producing securities.

(b) Fair valued security.

(c) Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by management and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Shares	Acquisition Date
Everence Community Investment, Inc.	1.0%	703,000	12/2009
Everence Community Investment, Inc.	1.5%	566,000	12/2009
Everence Community Investment, Inc.	1.0%	35,000	12/2009
Everence Community Investment, Inc.	1.5%	230,000	12/2009
Everence Community Investment, Inc.	1.5%	641,000	12/2009
At June 30, 2012, these securities had an aggregate market value of $2,172,521, representing 1.3% of net assets.

* Represents cost for financial reporting purposes.

** Amount rounds to less than 0.1%.

***Proforma adjustments of $92,500 included are the merger realted costs borne by the Core Stock (Acquired Fund) prior to the merger

ADR - American Depositary Receipt

plc - Public Liability Company

REIT - Real Estate Investment Trust

11

Praxis Growth Index Fund

Praxis Core Stock Fund

Pro Forma Combined Statement of Operations

12 months ending June 30, 2012 (Unaudited)

	Acquiring Fund				Acquired Fund
	Praxis Growth Index Fund for the six months ended June 30, 2012 (unaudited)	Praxis Growth Index Fund for the twelve months ended December 31, 2011 (unaudited)	Praxis Growth Index Fund for the six months ended June 30,2011 (unaudited)	Praxis Growth Index Fund for the twelve months ended June 30, 2012 (unaudited)	Praxis Core Stock Fund for the six months ended June 30, 2012 (unaudited)	Praxis Core Stock Fund for the twelve months ended December 31, 2011 (unaudited)	Praxis Core Stock Fund for the six months ended June 30, 2011 (unaudited)	Praxis Core Stock Fund for the twelve months ended June 30, 2012 (unaudited)	Combined	Pro Forma Adjustments	Pro Forma Combined
Investment Income
Dividends	$298,165	442,721	201,639	539,247	1,375,250	2,812,623	1,661,408	2,526,465	3,065,712	-	3,065,712
Foreign tax withholding	-	(1,606)	-	(1,606.00)	(34,242)	(48,183)	(31,938)	(50,487)	(52,093)	-	(52,093)
Interest	-	-	606.00	(606.00)	-	4,577.00	2,312.00	2,265.00	1,659.00	-	1,659.00
Interest from affiliates	3,058	1,649		4,707	29,258	13,245	6,438	36,065	40,772	-	40,772
Total Investment Income	301,223	442,764	202,245	541,742	1,370,266	2,782,262	1,638,220	2,514,308	3,056,050	-	3,056,050

Expenses
Investment advisory fees	62,863	106,593	51,388	118,068	515,937	1,170,394	627,911	1,058,420	1,176,488	-	1,176,488
Administration fees	9,600	17,767	6,887	20,480	35,911	79,887	38,065	77,733	98,213	-	98,213
Distribution fees - Class A	4,347	8,356	4,174	8,529	59,032	142,968	79,511	122,489	131,018	-	131,018
Transfer agent fees - Class A	5,704	16,065	7,962	13,807	60,285	154,706	94,386	120,605	134,412	-	134,412
Transfer agent fees - Class I	747	1,481	1,176	1,052	816	600.00	1,213.00	203.00	1,255	-	1,255
Compliance service fees	4,366	8,287	5,047	7,606	16,890	38,070	19,077	35,883	43,489	-	43,489
Registration fees - Class A	10,409	17,791	15,768	12,432	15,499	32,150	16,888	30,761	43,193	-	43,193
Registration fees - Class I	2,071	3,706	439	5,338	137	250	42	345	5,683	-	5,683
Shareholder report printing fees - Class A	1,117	5,507	2,559	4,065	13,700	44,577	24,468	33,809	37,874	-	37,874
Shareholder report printing fees - Class I	64	150.00	398.00	(184.00)	106	-	13.00	93.00	-91	-	-91
Professional fees	14,879	22,603	14,595	22,887	43,172	74,420	52,864	64,728	87,615	-	87,615
Custodian fees	1,736	3,794	2,140	3,390	15,461	33,429	18,361	30,529	33,919	-	33,919
Trustees' fees and expenses	3,523	5,959	2,947	6,535	13,329	26,400	13,843	25,886	32,421	-	32,421
Other expenses*	6,068	9,274	6,284	9,058	14,293	38,227	20,569	31,951	41,009	92,500	133,509
Total Expenses Before Reductions	127,494	227,333	121,764	233,063	804,568	1,836,078	1,007,211	1,633,435	1,866,498	92,500	1,958,998
Expenses waived by Investment Adviser	(11,772)	(30,195)	(22,014)	(19,953)	-	-	-	-	(19,953.00)	-	(19,953.00)
Net Expenses	115,722	197,138	99,750	213,110	804,568	1,836,078	1,007,211	1,633,435	1,846,545	92,500	1,939,045

Net Investment Income (Loss)	185,501	245,626	102,495	328,632	565,698	946,184	631,009	880,873	1,209,505	(92,500)	1,117,005

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	1,248,418	(410,056)	5,906	832,456	9,068,974	3,037,838	3,049,590	9,057,222	9,889,678	-	9,889,678
Net realized gains (losses) on foreign currency transactions	-	-	-	-	(9,103)	(7,224)	(4,330)	(11,997)	(11,997)	-	(11,997)
Change in unrealized appreciation (depreciation) of investments	3,649,851	709,605	1,637,056	2,722,400	(1,830,876)	(9,680,764)	(1,450,887)	(10,060,753)	(7,338,353)	-	(7,338,353)
Change in unrealized appreciation (depreciation) on foreign currency translations	-	-	-	-	(3,643)	(601)	6,475	(10,719)	(10,719)	-	(10,719)
Net Realized and Unrealized Gains (Losses) on Investments and Foreign currency Transactions	4,898,269	299,549	1,642,962	3,554,856	7,225,352	(6,650,751)	1,600,848	(1,026,247)	2,528,609	-	2,528,609
Net Change in Net Assets from Operations	$5,083,770	545,175	1,745,457	3,883,488	7,791,050	(5,704,567)	2,231,857	(145,374)	3,738,114	(92,500)	3,645,614

*Proforma adjustments of $92,500 included are the merger realted costs borne by the Core Stock (Acquired Fund) prior to the merger

12

Praxis Growth Index Fund

Praxis Core Stock Fund

Pro Forma Combined Statement of Assets & Liabilities

June 30, 2012 (Unaudited)

	Acquiring Fund	Acquired Fund		Pro Forma		Pro Forma
	Praxis Growth Index Fund	Praxis Core Stock Fund	Combined	Adjustments*		Combined
Assets
Total investment securities, at cost	$41,780,263	$97,823,008	$139,603,271		$-	$139,603,271
Investments in unaffiliated securities, at fair value	50,020,457	111,659,122	161,679,579		-	161,679,579
Investments in affiliates, at fair value	339,710	1,832,811	2,172,521		-	2,172,521
Total investment securities, at fair value	50,360,167	113,491,933	163,852,100		-	163,852,100
Cash	33,120	4,030	37,150		-	37,150
Foreign currency, at fair value (cost $-, $5,751 and $5,751 respectively)	-	5,751	5,751		-	5,751
Receivable for investments sold	-	1,372,093	1,372,093		-	1,372,093
Receivable for capital shares sold	146,246	531,698	677,944		-	677,944
Receivable for dividends and interest	45,458	118,295	163,753		-	163,753
Receivable for tax reclaims	-	81,267	81,267		-	81,267
Prepaid expenses	11,992	10,625	22,617		-	22,617
Total Assets	$50,596,983	$115,615,692	$166,212,675		$-	$166,212,675

Liabilities
Payable for capital shares redeemed	135,697	204,990	340,687		-	340,687
Payable for investments purchased	32,510	136,873	169,383		-	169,383
Accrued expenses and other payables:
Investment advisory fees	9,886	69,711	79,597		-	79,597
Administration fees	7,931	31,097	39,028		-	39,028
Distribution fees	697	8,717	9,414		-	9,414
Other*	19,144	138,798	157,942		92,500	250,442
Total Liabilities	$205,865	$590,186	$796,051		$92,500	$888,551

Net Assets	$50,391,118	$115,025,506	$165,416,624		$(92,500)	$165,324,124

Components of Net Assets
Paid-in capital	43,847,535	135,528,626	179,376,161		-	179,376,161
Accumulated net investment income (loss)	185,501	459,112	644,613		(92,500)	552,113
Accumulated net realized gains (losses)
on investments and foreign currency transactions	(2,221,822)	(36,631,292)	(38,853,114)		-	(38,853,114)
Net unrealized appreciation (depreciation)
on investments and foreign currency translations	8,579,904	15,669,060	24,248,964		-	24,248,964
Net Assets	$50,391,118	$115,025,506	$165,416,624		$(92,500)	$165,324,124

Pricing of Class A Shares
Net assets attributable to Class A shares	$3,477,155	$43,167,524	$46,644,679		$(34,714)	$46,609,965
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	310,139	3,381,611	3,691,750		466,097	4,157,847
Net asset value and redemption price per share	$11.21	$12.77	$12.63	$		$11.21
Maximum sales charge
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	5.25	5.25
Pricing of Class I Shares	$11.83	13.48
Net assets attributable to Class I shares	$46,913,963	$71,857,982	$118,771,945		$(57,786)	$118,714,159
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	4,171,776	5,565,108	9,736,884		817,132	10,554,016
Net asset value, offering price and redemption price per share	$11.25	$12.91	$12.20	$		$11.25

*Proforma adjustments of $92,500 included are the merger realted costs borne by the Core Stock (Acquired Fund) prior to the merger

13

N-14 PART C

Praxis Mutual Funds

OTHER INFORMATION

Item 15.	Indemnification

Reference is made to Article VII of the Registrant's Declaration of Trust (Exhibit (a)(1), and Article VI of the Registrant's By-Laws (Exhibit (b), which are incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

Subject to the rules on incorporation by reference, give a list of all exhibits filed as part of the registration statement.

Exhibits:

(1)	(a) Amended and Restated Agreement and Declaration of Trust (2)

(b) Certificate of Trust (1)

(2)	(a) By-Laws (2)

(b) Certificates for Shares are not issued. Articles III and V of the Registrant's Declaration of Trust define rights of holders of Shares.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization is filed herewith.

(5)	Certificates for Shares are not issued. Articles III and V of the Registrant's Declaration of Trust define rights of holders of Shares.

(6)	(a) Investment Advisory Agreement (with respect to Praxis Growth Index Fund) (10)

(b) Sub-Advisory Agreement with Davis Selected Advisers, L.P. (with respect to the Praxis Core Stock Fund) (9)

(c) Schedule A to the Investment Advisory Agreement (12)

1

(7)	(a) Form of Underwriting Agreement between the Registrant and BHIL Distributors, Inc.(11)

(8)	Not Applicable.

(9)	(a) Form of Custody Agreement between the Registrant and JPMorgan Chase Bank, N.A.(11)

(10)	(a) Distribution Services Plan — Class A Shares (4)

(b) Distribution Services Plan — Class B Shares (4)

(11)	Legal Opinion and Consent of Counsel is filed herewith.

(12)	Form of Opinion and Consent of Counsel as to certain tax matters related to the Reorganization is filed herewith.

(13)	(h) Administration, Accounting Services, Transfer Agency, and Shareholder Services Agreement between the Registrant and Integrated Fund Services, Inc. (9)

(i) Compliance Services Agreement between the Registrant and Integrated Fund Services, Inc. (9)

(j) Expense Limitation Agreement between the Registrant and MMA Capital Management (with respect to Praxis Intermediate Income Fund, Praxis Growth Index Fund and Praxis Small Cap Fund)(11)

(k) Expense Limitation Agreement between the Registrant and MMA Capital Management (with respect to all Funds) (12)

(m) Expense Limitation Agreement between the Registrant and Everence Capital Management (with respect to the Intermediate Income Fund, Growth Index Fund, Small Cap Fund, International Fund, International Index Fund, Conservative Allocation Fund, Balanced Allocation Fund and Growth Allocation Fund), as filed in Post-Effective Amendment No. 39 to the Registration Statement filed on April 30, 2012, and incorporated by reference herein.

(14)	Consent of Accountant is filed herewith.

(15)	Omitted financial statements.

(16)	(a) Signed Power of Attorney filed in Post-Effective Amendment No. 23 to the Registration Statement on February 14, 2007.

(b) Signed Power of Attorney filed in Post-Effective Amendment No. 23 to the Registration Statement on February 14, 2007.

(c) Signed Power of Attorney filed in Post-Effective Amendment No. 25 to the Registration Statement on May 1, 2008.

(d) Signed Power of Attorney dated September 28, 2012 is filed herewith.

2

(17)	(a) Code of Ethics of the Praxis Mutual Funds (5)

(b) Code of Ethics of MMA Capital Management (7)

(c) Code of Ethics of Evergreen Investment Management Company, LLC (7)

(d) Code of Ethics of Davis Selected Advisers L.P. (9)

(e) Code of Ethics of IFS Fund Distributors, Inc.(9)

(f) Code of Ethics of BHIL Distributors, Inc.(11)

1. Filed in Registrant's initial Registration Statement on September 30, 1993, and incorporated by reference herein.

2. Filed in Pre-Effective Amendment No. 1 to the Registration Statement on December 13, 1993, and incorporated by reference herein.

3. Filed in Pre-Effective Amendment No. 2 to the Registration Statement on December 28, 1993, and incorporated by reference herein.

4. Filed in Post-Effective Amendment No. 8 to the Registration Statement on March 3, 1999 and incorporated by reference herein.

5. Filed in Post-Effective Amendment No. 13 to the Registration Statement filed on April 30, 2001 and incorporated by reference herein.

6. Filed in Post-Effective Amendment No. 16 to the Registration Statement filed on February 27, 2004 and incorporated by reference herein.

7. Filed in Post-Effective Amendment No. 18 to the Registration Statement filed on March 1, 2005 and incorporated by reference herein.

8. Filed in Post-Effective Amendment No. 19 to the Registration Statement filed on April 29, 2005 and incorporated by reference herein.

9. Filed in Registrant’s Post-Effective Amendment No. 20 to the Registration Statement filed on February 3, 2006, and incorporated by reference herein.

10. Filed in Post-Effective Amendment No. 24 to the Registration Statement filed on May 1, 2007, and incorporated by reference herein.

11. Filed in Post-Effective Amendment No. 26 to the Registration Statement filed on May 1, 2009, and incorporated by reference herein.

12. Filed in Post-Effective Amendment No. 34 to the Registration Statement filed on January 3, 2011, and incorporated by reference herein.

3

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file in a post-effective amendment to this registration statement a final tax opinion within a reasonable time after the close of the transaction.

4

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in the City of Goshen and State of Indiana, on the 2nd day of October, 2012.

Praxis Mutual Funds	By:	/s/ David Gautsche
Registrant		President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and the 2nd day of October, 2012.

SIGNATURE	TITLE

/s/ David Gautsche	President
David Gautsche

/s/ Trent Statczar	Treasurer
Trent Statczar
(Principal Financial Officer)

*	Trustee
Larry Miller

*	Chairman and Trustee
Howard L. Brenneman

*	Trustee
Don Weaver

*	Trustee
Karen Klassen Harder

*	Trustee
Donald E. Showalter

*	Trustee
Bruce Harder

*	Trustee
R. Clair Sauder

5

*	Trustee
Candace L. Smith

* By:

/s/ Anthony H. Zacharski
Anthony H. Zacharski
Attorney-in-fact

* Pursuant to Power of Attorney that is filed herewith.

6

Exhibit Index

Form of Agreement and Plan of Reorganization.

Legal Opinion and Consent of Counsel.

Form of Legal Opinion as to certain tax matters relating to the Reorganization.

Consent of Accountant.

Signed Power of Attorney for this registration statement.

7